UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Pathfinder Aggressive (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	669	$3,822
Ivy Funds VIP Dividend Opportunities	1,216	6,902
Ivy Funds VIP Growth	1,014	9,294
Ivy Funds VIP International Core Equity	586	8,175
Ivy Funds VIP International Growth	1,291	9,410
Ivy Funds VIP Limited-Term Bond	2,216	11,204
Ivy Funds VIP Mid Cap Growth	391	2,894
Ivy Funds VIP Small Cap Growth	186	1,530
Ivy Funds VIP Small Cap Value	347	4,512
Ivy Funds VIP Value	811	4,075

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$61,818
(Cost: $68,406)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.113%, 10–3–11 (A)	$62	$62

(Cost: $62)

TOTAL INVESTMENT SECURITIES – 99.9%		$61,880
(Cost: $68,468)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		32

NET ASSETS – 100.0%		$61,912

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$61,818	$—	$—
Short-Term Securities	—	62	—
Total	$61,818	$62	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$68,468

Gross unrealized appreciation	524
Gross unrealized depreciation	(7,112)

Net unrealized depreciation	$(6,588)

SCHEDULE OF INVESTMENTS Pathfinder Conservative (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	4,384	$25,054
Ivy Funds VIP Dividend Opportunities	1,911	10,848
Ivy Funds VIP Growth	524	4,799
Ivy Funds VIP International Core Equity	232	3,237
Ivy Funds VIP International Growth	447	3,256
Ivy Funds VIP Limited-Term Bond	1,616	8,173
Ivy Funds VIP Mid Cap Growth	174	1,288
Ivy Funds VIP Money Market	16,257	16,257
Ivy Funds VIP Small Cap Growth	69	571
Ivy Funds VIP Small Cap Value	48	628
Ivy Funds VIP Value	257	1,293

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$75,404
(Cost: $75,663)

SHORT-TERM SECURITIES – 0.3%	Principal
Master Note
Toyota Motor Credit Corporation, 0.113%, 10–3–11 (A)	$243	$243

(Cost: $243)

TOTAL INVESTMENT SECURITIES – 100.2%		$75,647
(Cost: $75,906)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(149)

NET ASSETS – 100.0%		$75,498

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$75,404	$—	$—
Short-Term Securities	—	243	—
Total	$75,404	$243	$—

There	were no significant transfers between any levels during the period ended September 30, 2011.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$75,906

Gross unrealized appreciation	963
Gross unrealized depreciation	(1,222)

Net unrealized depreciation	$(259)

SCHEDULE OF INVESTMENTS Pathfinder Moderate (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	20,876	$119,311
Ivy Funds VIP Dividend Opportunities	11,959	67,891
Ivy Funds VIP Growth	5,311	48,659
Ivy Funds VIP International Core Equity	2,635	36,778
Ivy Funds VIP International Growth	7,618	55,522
Ivy Funds VIP Limited-Term Bond	11,540	58,346
Ivy Funds VIP Mid Cap Growth	2,465	18,232
Ivy Funds VIP Money Market	57,995	57,995
Ivy Funds VIP Small Cap Growth	980	8,069
Ivy Funds VIP Small Cap Value	1,369	17,783
Ivy Funds VIP Value	4,562	22,921

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$511,507
(Cost: $520,891)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.113%, 10–3–11 (A)	$850	$850

(Cost: $850)

TOTAL INVESTMENT SECURITIES – 100.2%		$512,357
(Cost: $521,741)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(766)

NET ASSETS – 100.0%		$511,591

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$511,507	$—	$—
Short-Term Securities	—	850	—
Total	$511,507	$850	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$521,741

Gross unrealized appreciation	5,303
Gross unrealized depreciation	(14,687)

Net unrealized depreciation	$(9,384)

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	12,971	$74,136
Ivy Funds VIP Dividend Opportunities	14,887	84,518
Ivy Funds VIP Growth	6,610	60,565
Ivy Funds VIP International Core Equity	4,100	57,226
Ivy Funds VIP International Growth	11,852	86,378
Ivy Funds VIP Limited-Term Bond	21,515	108,784
Ivy Funds VIP Mid Cap Growth	3,839	28,389
Ivy Funds VIP Money Market	36,049	36,049
Ivy Funds VIP Small Cap Growth	1,834	15,089
Ivy Funds VIP Small Cap Value	2,984	38,762
Ivy Funds VIP Value	5,681	28,542

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$618,438
(Cost: $646,247)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.113%, 10–3–11 (A)	$977	$977

(Cost: $977)

TOTAL INVESTMENT SECURITIES – 100.2%		$619,415
(Cost: $647,224)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(892)

NET ASSETS – 100.0%		$618,523

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$618,438	$—	$—
Short-Term Securities	—	977	—
Total	$618,438	$977	$—

There	were no significant transfers between any levels during the period ended September 30, 2011.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$647,224

Gross unrealized appreciation	3,865
Gross unrealized depreciation	(31,674)

Net unrealized depreciation	$(27,809)

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	8,415	$48,098
Ivy Funds VIP Dividend Opportunities	3,854	21,877
Ivy Funds VIP Growth	1,541	14,120
Ivy Funds VIP International Core Equity	530	7,404
Ivy Funds VIP International Growth	2,045	14,906
Ivy Funds VIP Limited-Term Bond	3,721	18,815
Ivy Funds VIP Mid Cap Growth	795	5,878
Ivy Funds VIP Money Market	28,054	28,054
Ivy Funds VIP Small Cap Growth	158	1,300
Ivy Funds VIP Small Cap Value	110	1,433
Ivy Funds VIP Value	1,470	7,387

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$169,272
(Cost: $170,957)

SHORT-TERM SECURITIES – 0.3%	Principal
Master Note
Toyota Motor Credit Corporation, 0.113%, 10–3–11 (A)	$430	$430

(Cost: $430)

TOTAL INVESTMENT SECURITIES – 100.2%		$169,702
(Cost: $171,387)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(341)

NET ASSETS – 100.0%		$169,361

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$169,272	$—	$—
Short-Term Securities	—	430	—
Total	$169,272	$430	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$171,387

Gross unrealized appreciation	2,125
Gross unrealized depreciation	(3,810)

Net unrealized depreciation	$(1,685)

SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Airlines – 0.4%
Cathay Pacific Airways Limited, H Shares (A)	2,506	$4,089

Apparel Retail – 0.7%
PRADA S.p.A. (A)(B)(C)	1,875	7,908

Apparel, Accessories & Luxury Goods – 4.5%
Compagnie Financiere Richemont S.A. (A)	662	29,499
LVMH Moet Hennessy - Louis Vuitton (A)	163	21,463

		50,962

Asset Management & Custody Banks – 1.7%
Blackstone Group L.P. (The)	1,067	12,779
KKR & Co. L.P.	595	6,184

		18,963

Automobile Manufacturers – 4.9%
Bayerische Motoren Werke AG (A)	266	17,592
Hyundai Motor Company (A)	142	24,807
Porsche Automobil Holding SE (A)	270	12,837

		55,236

Broadcasting – 1.4%
CBS Corporation, Class B (D)	806	16,424

Casinos & Gaming – 11.3%
Sands China Ltd. (A)(B)	3,136	7,337
Sands China Ltd. (A)(B)(C)	13,604	31,829
Wynn Macau, Limited (A)	7,187	16,995
Wynn Macau, Limited (A)(C)	839	1,984
Wynn Resorts, Limited	612	70,476

		128,621

Communications Equipment – 1.4%
Juniper Networks, Inc. (B)	902	15,562

Computer Hardware – 4.1%
Apple Inc. (B)(D)	122	46,313

Computer Storage & Peripherals – 1.5%
NetApp, Inc. (B)(D)	502	17,048

Construction & Farm Machinery & Heavy Trucks – 4.1%
AB Volvo, Class B (A)	1,663	16,341
AB Volvo, Class B (A)(C)	162	1,589
Caterpillar Inc.	211	15,558
Cummins Inc.	177	14,478

		47,966

Diversified Banks – 0.2%
BOC Hong Kong (Holdings) Limited (A)	1,303	2,756

Diversified Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold Inc., Class B (D)	162	4,936

Hotels, Resorts & Cruise Lines – 1.9%
Starwood Hotels & Resorts Worldwide, Inc.	570	22,127

Industrial Conglomerates – 1.4%
Hutchison Port Holdings Trust (A)	116		77
Hutchison Whampoa Limited, Ordinary Shares (A)	2,097		15,519

			15,596

Integrated Oil & Gas – 6.7%
ConocoPhillips (D)	756		47,839
Exxon Mobil Corporation	165		11,998
Occidental Petroleum Corporation	197		14,078
StatoilHydro ASA (A)	114		2,455

			76,370

Integrated Telecommunication Services – 0.3%
France Telecom (A)	234		3,831

Internet Software & Services – 5.6%
Baidu.com, Inc., ADR (B)	296		31,602
Google Inc., Class A (B)	34		17,283
Tencent Holdings Limited (A)	766		15,886

			64,771

Investment Banking & Brokerage – 1.0%
CITIC Securities Company Limited, H Shares (A)(B)(C)	6,664		11,381

IT Consulting & Other Services – 2.6%
Cognizant Technology Solutions Corporation, Class A (B)	469		29,413

Life & Health Insurance – 2.0%
AIA Group Limited (A)	1,460		4,135
AIA Group Limited (A)(C)	5,558		15,739
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)	351		1,829

			21,703

Marine – 0.1%
A.P. Moller - Maersk A/S (A)	—	*	587

Movies & Entertainment – 1.2%
Vivendi Universal (A)	668		13,594

Multi-Line Insurance – 1.5%
China Pacific Insurance (Group) Co. Ltd., H Shares (A)	6,102		17,587

Oil & Gas Drilling – 1.7%
Seadrill Limited (A)	703		19,402

Oil & Gas Equipment & Services – 4.8%
Halliburton Company (D)	661		20,177
National Oilwell Varco, Inc.	309		15,837
Schlumberger Limited (D)	307		18,343

			54,357

Pharmaceuticals – 0.5%
Allergan, Inc.	65		5,338

Restaurants – 1.4%
Starbucks Corporation	439		16,381

Semiconductor Equipment – 1.8%
ASML Holding N.V., Ordinary Shares (A)	582		20,125

Semiconductors – 1.2%
Broadcom Corporation, Class A	398		13,243

Systems Software – 1.4%
Oracle Corporation	569	16,347

Tobacco – 2.0%
Philip Morris International Inc. (D)	357	22,276

TOTAL COMMON STOCKS – 75.7%		$861,213
(Cost: $845,516)

PREFERRED STOCKS
Automobile Manufacturers – 4.8%
Volkswagen AG (A)	303	40,002
Volkswagen AG (A)(C)	114	15,097

TOTAL PREFERRED STOCKS – 4.8%		$55,099
(Cost: $40,453)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
AB Volvo, Class B,
Call SEK85.00, Expires 12–16–11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)(E)	1,033	17
ARM Holdings plc, ADR,
Call $28.00, Expires 11–21–11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)	664	55
Bayerische Motoren Werke AG,
Call EUR62.00, Expires 12–16–11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)(E)	184	22
Blackstone Group L.P. (The),
Call $15.00, Expires 12–19–11, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	1,253	46
CBS Corporation, Class B,
Call $27.00, Expires 12–19–11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)	735	24
DAX Index:
Put EUR4,850.00, Expires 10–21–11, OTC (Ctrpty: Goldman, Sachs & Company)(E)	1,403	679
Put EUR4,950.00, Expires 10–21–11, OTC (Ctrpty: Goldman, Sachs & Company)(E)	1,400	859
Put EUR5,000.00, Expires 10–24–11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)(E)	1,403	965
Put EUR5,200.00, Expires 11–21–11, OTC (Ctrpty: JP Morgan Securities LLC)(E)	1,445	2,509
Put EUR5,350.00, Expires 11–21–11, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)(E)	1,408	2,991
Euro (Currency):
Put $1.44, Expires 11–23–11, OTC (Ctrpty: Deutsche Bank AG)	1	4,883
Put $1.44, Expires 11–29–11, OTC (Ctrpty: Deutsche Bank AG)	1	4,267
Exxon Mobil Corporation,
Call $77.50, Expires 10–24–11, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	192	13
Freeport-McMoRan Copper & Gold Inc., Class B,
Call $50.00, Expires 11–21–11, OTC (Ctrpty: Goldman, Sachs & Company)	344	3
Halliburton Company,
Call $50.00, Expires 10–24–11, OTC (Ctrpty: JP Morgan Securities LLC)	355	1

Juniper Networks, Inc.,
Call $24.00, Expires 10–24–11, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	700	2
NASDAQ 100:
Put $2,075.00, Expires 10–24–11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)	240	1,600
Put $2,100.00, Expires 10–24–11, OTC (Ctrpty: UBS Securities LLC)	240	1,817
Put $2,050.00, Expires 11–21–11, OTC (Ctrpty: JP Morgan Securities LLC)	244	2,374
Put $2,075.00, Expires 11–21–11, OTC (Ctrpty: Goldman, Sachs & Company)	235	2,489
Put $2,150.00, Expires 11–21–11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)	241	3,305
National Oilwell Varco, Inc.,
Call $77.50, Expires 11–21–11, OTC (Ctrpty: UBS Securities LLC)	277	2
Russell 2000 Index:
Put $620.00, Expires 10–21–11, OTC (Ctrpty: UBS Securities LLC)	625	1,431
Put $610.00, Expires 10–24–11, OTC (Ctrpty: UBS Securities LLC)	625	1,222
Put $625.00, Expires 10–24–11, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	601	1,487
Put $650.00, Expires 11–19–11, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	612	3,103
Starbucks Corporation,
Call $42.00, Expires 10–24–11, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	654	16
Starwood Hotels & Resorts Worldwide, Inc.,
Call $49.00, Expires 11–21–11, OTC (Ctrpty: Citigroup Global Markets)	373	21

TOTAL PURCHASED OPTIONS – 3.2%		$36,203
(Cost: $28,326)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.2%
Toyota Motor Credit Corporation, 5.130%, 1–18–15 (F)	$1,050	1,032

Brewers – 0.0%
Companhia Brasileira de Bebidas, 10.500%, 12–15–11	500	508

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V., 7.500%, 9–28–15	327	317

Independent Power Producers & Energy Traders – 0.1%
CESP - Companhia Energetica de Sao Paulo, 9.750%, 1–15–15 (C)(E)	BRL1,550	1,176

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$3,033
(Cost: $2,593)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.1%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9–15–17 (G)	$1,528	100
5.000%, 11–15–17 (G)	116	5
5.000%, 4–15–19 (G)	366	16

5.000%, 11–15–22 (G)	43	1
5.500%, 3–15–23 (G)	295	31
5.000%, 5–15–23 (G)	141	4
5.000%, 8–15–23 (G)	145	6
5.500%, 4–15–25 (G)	27	—	*
5.500%, 10–15–25 (G)	764	94
5.500%, 2–15–30 (G)	37	—	*
5.000%, 8–15–30 (G)	51	1
5.500%, 3–15–31 (G)	170	5
6.000%, 11–15–35 (G)	457	76
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 5–25–22 (G)	37	—	*
5.500%, 6–25–23 (G)	378	45
5.000%, 8–25–23 (G)	185	8
5.000%, 11–25–23 (G)	271	15
5.000%, 9–25–30 (G)	92	1
5.500%, 8–25–33 (G)	547	77
5.500%, 4–25–34 (G)	991	146
5.500%, 11–25–36 (G)	1,410	200
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 1–20–30 (G)	147	1
5.000%, 6–20–31 (G)	470	17
5.500%, 3–20–32 (G)	355	35
5.000%, 7–20–33 (G)	192	19
5.500%, 11–20–33 (G)	795	78
5.500%, 6–20–35 (G)	643	114
5.500%, 7–20–35 (G)	490	72
5.500%, 10–16–35 (G)	310	52

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$1,219
(Cost: $2,428)

BULLION – 13.4%	Troy Ounces
Gold	94	$152,663

(Cost: $90,594)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.9%
Corporacion Andina de Fomento, 0.190%, 10–17–11 (H)	$10,000	9,999
E.I. du Pont de Nemours and Company, 0.170%, 12–12–11 (H)	9,000	8,997
Harley–Davidson Funding Corp., 0.320%, 10–13–11 (H)	2,000	2,000
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.), 0.290%, 10–25–11 (H)	4,940	4,939
McCormick & Co. Inc., 0.240%, 11–28–11 (H)	5,000	4,998
Shell International Finance B.V. and Royal Dutch Shell plc (GTD by Royal Dutch Shell plc), 0.070%, 10–24–11 (H)	3,300	3,300
St. Jude Medical, Inc., 0.210%, 10–27–11 (H)	5,000	4,999
Straight–A Funding, LLC (GTD by Federal Financing Bank), 0.170%, 12–1–11 (H)	5,000	4,999

		44,231

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.113%, 10–3–11 (I)	218	218

Municipal Obligations - Taxable – 0.2%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.), 0.110%, 10–7–11 (I)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 4.1%	$46,449
(Cost: $46,449)

TOTAL INVESTMENT SECURITIES – 101.6%	$1,155,879
(Cost: $1,056,359)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.6%)	(17,802)

NET ASSETS – 100.0%	$1,138,077

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$133,316	$177,936	$—
Consumer Staples	22,276	—	—
Energy	128,272	21,857	—
Financials	18,963	42,047	11,381
Health Care	5,338	—	—
Industrials	30,036	38,202	—
Information Technology	186,811	36,011	—
Materials	4,936	—	—
Telecommunication Services	—	3,831	—
Total Common Stocks	$529,948	$319,884	$11,381
Preferred Stocks	—	55,099	—
Purchased Options	—	36,203	—
Corporate Debt Securities	—	3,033	—
United States Government Agency Obligations	—	1,219	—
Bullion	152,663	—	—
Short-Term Securities	—	46,449	—
Total	$682,611	$461,887	$11,381
Forward Foreign Currency Contracts	$—	$2,227	$—
Futures Contracts	3,948	—	—

Liabilities
Forward Foreign Currency Contracts	$—	$2,063	$—
Futures Contracts	237	—	—
Written Options	—	16,363	—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Investment Funds	Corporate Debt Securities
Beginning Balance 1–1–11	$—	$1,593	$1,026
Net realized gain (loss)	—	(893)	—
Net unrealized appreciation (depreciation)	(104)	—	—
Purchases	11,485	—	—
Sales	—	(700)	—
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	(1,026)
Ending Balance 9–30–11	$11,381	$—	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9–30–11	$(104)	$—	$—

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. During the period ended September 30, 2011, securities totaling $353,954 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to foreign securities due to significant market movement of the S&P 500 on September 30, 2011.

The following forward foreign currency contracts were outstanding at September 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	195,850	6–25–12	$183	$—
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	14,000	6–25–12	—	13
Buy	Chinese Yuan Renminbi	Citibank, N.A.	62,400	6–28–12	123	—
Sell	Euro	Deutsche Bank AG	32,100	3–13–12	837	—
Sell	Euro	Morgan Stanley International	12,000	3–14–12	247	—
Sell	Euro	Goldman Sachs International	30,000	6–15–12	837	—
Buy	Singapore Dollar	Deutsche Bank AG	32,314	11–23–11	—	2,050
					$2,227	$2,063

The following futures contracts were outstanding at September 30, 2011 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
DAX Index	Short	12–16–11	20	$(3,638)	$(237)
Nasdaq 100 E–mini	Short	12–16–11	1,242	(53,021)	991
Russell 2000 Index	Short	12–16–11	166	(10,649)	480
S&P 500 E-mini	Short	12–16–11	1,511	(85,069)	2,477
				$(152,377)	$3,711

The following written options were outstanding at September 30, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price(E)	Premium Received	Market Value
AB Volvo, Class B	Morgan Stanley Smith Barney LLC	Put	1,033	December 2011	SEK65.00	$78	$(78)
ARM Holdings plc, ADR	Morgan Stanley Smith Barney LLC	Put	641	October 2011	$23.00	101	(61)
Bayerische Motoren Werke AG	Morgan Stanley Smith Barney LLC	Put	184	December 2011	EUR50.00	89	(137)
Blackstone Group L.P. (The)	Deutsche Banc Alex. Brown Inc.	Put	1,229	December 2011	$12.00	160	(181)
CBS Corporation, Class B	Morgan Stanley Smith Barney LLC	Put	670	December 2011	22.00	97	(214)
DAX Index:	Goldman, Sachs & Company	Put	2,803	October 2011	EUR4,400.00	1,054	(415)
	Morgan Stanley Smith Barney LLC	Put	1,403	October 2011	4,550.00	569	(301)
	JP Morgan Securities LLC	Put	1,445	November 2011	4,650.00	1,036	(1,136)
	Deutsche Banc Alex. Brown Inc.	Put	1,408	November 2011	4,800.00	1,043	(1,371)
Euro (Currency):	Deutsche Bank AG	Put	1	November 2011	$1.35	643	(1,828)
	Deutsche Bank AG	Put	1	November 2011	1.35	483	(1,656)
Exxon Mobil Corporation	Deutsche Banc Alex. Brown Inc.	Put	192	October 2011	65.00	36	(14)
Freeport-McMoRan Copper & Gold Inc., Class B	Goldman, Sachs & Company	Put	360	November 2011	41.00	80	(404)
Halliburton Company	JP Morgan Securities LLC	Put	351	October 2011	42.00	72	(405)
Juniper Networks, Inc.	Deutsche Banc Alex. Brown Inc.	Put	737	October 2011	20.00	96	(223)
NASDAQ 100:	Morgan Stanley Smith Barney LLC	Put	240	October 2011	1,850.00	360	(427)
	UBS Securities LLC	Put	240	October 2011	1,875.00	408	(500)
	JP Morgan Securities LLC	Put	244	November 2011	1,825.00	839	(1,017)
	Goldman, Sachs & Company	Put	235	November 2011	1,850.00	823	(1,080)
	Morgan Stanley Smith Barney LLC	Put	241	November 2011	1,925.00	675	(1,476)
National Oilwell Varco, Inc.	UBS Securities LLC	Put	236	November 2011	62.50	99	(296)
Russell 2000 Index:	UBS Securities LLC	Put	1,226	October 2011	560.00	1,106	(1,018)

	UBS Securities LLC	Put	625	October 2011	550.00	516	(413)
	Deutsche Banc Alex. Brown Inc.	Put	612	November 2011	580.00	829	(1,524)
Starbucks Corporation	Deutsche Banc Alex. Brown Inc.	Put	434	October 2011	34.00	36	(35)
Starwood Hotels & Resorts Worldwide, Inc.	Citigroup Global Markets	Put	369	November 2011	40.00	88	(153)
						$11,416	$(16,363)

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the total value of these securities amounted to $86,703 or 7.6% of net assets.

(D)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(E)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, EUR - Euro and SEK - Swedish Krona).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011.

(G)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at September 30, 2011.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,059,828

Gross unrealized appreciation	188,425
Gross unrealized depreciation	(92,374)
Net unrealized appreciation	$96,051

SCHEDULE OF INVESTMENTS
Balanced (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.9%
General Dynamics Corporation	37	$2,094
Honeywell International Inc.	94	4,144
Precision Castparts Corp.	22	3,358

		9,596

Air Freight & Logistics – 1.2%
Expeditors International of Washington, Inc.	95	3,844

Apparel Retail – 1.9%
Limited Brands, Inc.	161	6,185

Application Software – 1.2%
Intuit Inc.	85	4,009

Auto Parts & Equipment – 2.0%
BorgWarner Inc. (A)	76	4,569
Johnson Controls, Inc.	82	2,170

		6,739

Brewers – 1.7%
Anheuser-Busch Inbev S.A., ADR	105	5,579

Broadcasting – 1.9%
CBS Corporation, Class B	296	6,028

Casinos & Gaming – 1.3%
Wynn Resorts, Limited	36	4,097

Computer Hardware – 3.3%
Apple Inc. (A)	28	10,482

Construction & Farm Machinery & Heavy Trucks – 0.6%
Cummins Inc.	25	2,058

Department Stores – 1.3%
Macy’s Inc.	160	4,214

Distillers & Vintners – 1.7%
Brown-Forman Corporation, Class B	81	5,667

Electric Utilities – 1.0%
PPL Corporation	112	3,191

Fertilizers & Agricultural Chemicals – 1.0%
Monsanto Company	55	3,321

Food Retail – 1.0%
Whole Foods Market, Inc.	52	3,396

Footwear – 1.6%
NIKE, Inc., Class B	59	5,062

Health Care Distributors – 1.6%
Henry Schein, Inc. (A)	83	5,134

Health Care Supplies – 1.2%
DENTSPLY International Inc.	124	3,815

Hotels, Resorts & Cruise Lines – 1.4%
Hyatt Hotels Corporation, Class A (A)	147	4,621

Household Products – 1.2%
Colgate-Palmolive Company	43	3,831

Industrial Gases – 0.7%
Praxair, Inc.	23	2,131

Integrated Oil & Gas – 2.1%
ConocoPhillips	110	6,959

Integrated Telecommunication Services – 1.3%
AT&T Inc.	143	4,090

Internet Software & Services – 1.2%
Google Inc., Class A (A)	8	3,858

IT Consulting & Other Services – 1.0%
Accenture plc, Class A	65	3,403

Motorcycle Manufacturers – 1.2%
Harley-Davidson, Inc.	113	3,883

Oil & Gas Equipment & Services – 3.7%
Halliburton Company	106	3,247
National Oilwell Varco, Inc.	109	5,593
Schlumberger Limited	52	3,112

		11,952

Oil & Gas Exploration & Production – 0.6%
Southwestern Energy Company (A)	61	2,023

Other Diversified Financial Services – 1.9%
JPMorgan Chase & Co.	209	6,298

Packaged Foods & Meats – 3.0%
General Mills, Inc.	79	3,031
Mead Johnson Nutrition Company	94	6,449

		9,480

Personal Products – 1.5%
Estee Lauder Companies Inc. (The), Class A	57	4,981

Pharmaceuticals – 3.5%
Allergan, Inc.	81	6,690
Johnson & Johnson	75	4,797

		11,487

Property & Casualty Insurance – 1.2%
Travelers Companies, Inc. (The)	78	3,806

Railroads – 1.2%
Union Pacific Corporation	47	3,798

Regional Banks – 1.4%
PNC Financial Services Group, Inc. (The)	96	4,636

Restaurants – 1.7%
McDonald’s Corporation	63	5,568

Semiconductor Equipment – 1.3%
ASML Holding N.V., NY Registry Shares	118	4,086

Semiconductors – 1.8%
Microchip Technology Incorporated	188	5,852

Soft Drinks – 1.0%
PepsiCo, Inc.	54	3,355

Systems Software – 1.5%
Oracle Corporation	169	4,863

Tobacco – 1.7%
Philip Morris International Inc.	87	5,440

TOTAL COMMON STOCKS – 65.5%		$212,818
(Cost: $178,416)

CORPORATE DEBT SECURITIES	Principal
Apparel Retail – 0.5%
Limited Brands, Inc., 6.625%, 4–1–21	$1,460	1,471

Automobile Manufacturers – 0.7%
Ford Motor Company, Convertible, 4.250%, 11–15–16	2,000	2,598

Brewers – 0.3%
Anheuser-Busch InBev Worldwide Inc.: 3.000%, 10–15–12	500	510
5.375%, 11–15–14	500	559

		1,069

Broadcasting – 0.7%
CBS Corporation: 8.875%, 5–15–19	1,500	1,918
4.300%, 2–15–21	500	503

		2,421

Cable & Satellite – 0.3%
DirecTV Holdings LLC and DirecTV Financing Co., Inc., 3.500%, 3–1–16	500	516
Discovery Communications, LLC, 4.375%, 6–15–21	500	518

		1,034

Construction & Farm Machinery & Heavy Trucks – 0.5%
Caterpillar Inc.: 0.398%, 11–21–12 (B)	300	300
1.375%, 5–27–14	500	504
John Deere Capital Corporation, 5.250%, 10–1–12	750	783

		1,587

Consumer Finance – 0.8%
American Express Credit Corporation, 5.125%, 8–25–14	400	433
Capital One Financial Corporation, 2.125%, 7–15–14	500	495
Caterpillar Financial Services Corporation, 1.550%, 12–20–13	500	506
Ford Motor Credit Company LLC, 7.000%, 4–15–15	750	788
USAA Capital Corporation, 1.050%, 9–30–14 (C)	500	499

		2,721

Data Processing & Outsourced Services – 0.3%
Western Union Company (The), 6.500%, 2–26–14	1,000	1,102

Diversified Banks – 0.5%
Bank of New York Mellon Corporation (The), 1.500%, 1–31–14	500	504
Barclays Bank plc, 2.375%, 1–13–14	300	294
U.S. Bancorp, 4.200%, 5–15–14	500	537

Wells Fargo & Company,
3.676%, 6–15–16 (B)	250	260

		1,595

Diversified Capital Markets – 0.4%
Deutsche Bank AG: 3.450%, 3–30–15	750	746
3.250%, 1–11–16	500	491

		1,237

Diversified Metals & Mining – 0.2%
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	500	592

Drug Retail – 0.3%
CVS Caremark Corporation, 3.250%, 5–18–15	950	1,000

Electric Utilities – 0.5%
Hydro-Quebec, 8.000%, 2–1–13	1,500	1,643

Fertilizers & Agricultural Chemicals – 0.2%
Monsanto Company, 2.750%, 4–15–16	500	527

Food Distributors – 0.4%
Cargill, Inc., 4.307%, 5–14–21 (C)	1,219	1,324

Food Retail – 0.6%
Kroger Co. (The), 6.200%, 6–15–12	2,000	2,068

General Merchandise Stores – 0.2%
Target Corporation, 1.125%, 7–18–14	500	504

Gold – 0.7%
Newmont Mining Corporation, Convertible, 3.000%, 2–15–12	1,800	2,485

Health Care Equipment – 0.2%
Stryker Corporation, 2.000%, 9–30–16	500	503

Health Care Services – 0.3%
Quest Diagnostics Incorporated, 3.200%, 4–1–16	1,000	1,039

Health Care Supplies – 0.1%
DENTSPLY International Inc., 2.750%, 8–15–16	250	252

Home Improvement Retail – 0.1%
Home Depot, Inc. (The), 4.400%, 4–1–21	375	408

Household Products – 0.1%
Colgate-Palmolive Company, 1.250%, 5–1–14	250	253

Hypermarkets & Super Centers – 0.3%
Wal-Mart Stores, Inc., 2.875%, 4–1–15	875	924

Industrial Gases – 0.7%
Praxair, Inc.: 4.375%, 3–31–14	1,500	1,621
3.000%, 9–1–21	500	502

		2,123

Industrial Machinery – 0.6%
Eaton Corporation, 0.679%, 6–16–14 (B)	500	501
Illinois Tool Works Inc., 5.150%, 4–1–14	1,500	1,643

		2,144

Integrated Oil & Gas – 0.6%
Cenovus Energy Inc., 4.500%, 9–15–14	250	270

ConocoPhillips, 4.750%, 2–1–14	1,500	1,633

		1,903

Integrated Telecommunication Services – 0.4%
AT&T Inc., 4.850%, 2–15–14	1,000	1,075

Investment Banking & Brokerage – 0.4%
Morgan Stanley, 4.100%, 1–26–15	1,500	1,431

IT Consulting & Other Services – 0.3%
International Business Machines Corporation, 1.250%, 5–12–14	1,000	1,009

Life & Health Insurance – 0.7%
MetLife Global Funding I:
2.000%, 1–10–14 (C)	800	804
2.500%, 9–29–15 (C)	1,000	1,008
Prudential Financial, Inc., 4.750%, 9–17–15	500	522

		2,334

Movies & Entertainment – 0.2%
Viacom Inc., 4.375%, 9–15–14	500	534

Oil & Gas Equipment & Services – 0.2%
Schlumberger S.A. (GTD by Schlumberger Limited), 2.650%, 1–15–16 (C)	500	515

Oil & Gas Exploration & Production – 0.3%
EOG Resources, Inc., 2.500%, 2–1–16	1,000	1,021

Other Diversified Financial Services – 1.4%
JPMorgan Chase & Co.:
4.650%, 6–1–14	1,000	1,059
3.450%, 3–1–16	1,000	1,005
3.150%, 7–5–16	500	497
7.900%, 4–29–49 (B)	500	515
Principal Life Global, 6.250%, 2–15–12 (C)	1,500	1,528

		4,604

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (C)(D)	17	—	*
8.000%, 3–31–11 (C)(D)	4	—	*

		—	*

Packaged Foods & Meats – 1.0%
Kraft Foods Inc., 4.125%, 2–9–16	1,000	1,066
Unilever Capital Corporation, 5.900%, 11–15–32	1,450	1,927

		2,993

Pharmaceuticals – 0.7%
Pfizer Inc., 4.450%, 3–15–12	1,500	1,525
Roche Holdings Ltd, 5.000%, 3–1–14 (C)	952	1,047

		2,572

Property & Casualty Insurance – 0.7%
Berkshire Hathaway Finance Corporation, 4.000%, 4–15–12 (C)	500	509
Fidelity National Financial, Inc., 6.600%, 5–15–17	1,600	1,687

		2,196

Restaurants – 0.2%
YUM! Brands, Inc., 4.250%, 9–15–15	500	537

Semiconductors – 0.2%
Texas Instruments Incorporated, 0.466%, 5–15–13 (B)	500	500

Soft Drinks – 0.2%
PepsiCo, Inc., 3.750%, 3–1–14	750	801

Systems Software – 0.2%
Microsoft Corporation, 2.950%, 6–1–14	500	531

Tobacco – 0.3%
Philip Morris International Inc., 4.500%, 3–26–20	750	835

Wireless Telecommunication Service – 0.2%
America Movil, S.A.B. de C.V., 3.625%, 3–30–15	700	725

TOTAL CORPORATE DEBT SECURITIES – 18.7%		$60,740
(Cost: $56,719)

OTHER GOVERNMENT SECURITIES
Qatar – 0.2%
State of Qatar, 4.000%, 1–20–15 (C)	750	789

Supranational – 0.3%
International Bank for Reconstruction and Development, 2.375%, 5–26–15	900	950

TOTAL OTHER GOVERNMENT SECURITIES – 0.5%		$1,739
(Cost: $1,646)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 2.2%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	226	245
5.000%, 1–1–18	138	149
5.500%, 4–1–18	45	49
5.000%, 5–1–18	73	79
4.500%, 7–1–18	1,038	1,112
7.000%, 9–1–25	71	81
6.500%, 10–1–28	235	272
6.500%, 2–1–29	121	140
7.500%, 4–1–31	115	135
7.000%, 7–1–31	183	210
7.000%, 9–1–31	287	332
6.500%, 2–1–32	594	672
7.000%, 2–1–32	356	410
7.000%, 3–1–32	128	148
7.000%, 7–1–32	287	330
6.000%, 9–1–32	1,189	1,321
6.000%, 2–1–33	173	192
5.500%, 5–1–33	763	834
5.500%, 6–1–33	311	340
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A, 8.293%, 12–15–26	65	78

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 2.2%		$7,129
(Cost: $6,524)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.4%
United States Treasury Notes, 3.000%, 7–15–12 (E)	1,257	1,292

Treasury Obligations – 9.7%
United States Treasury Bonds: 7.500%, 11–15–16	1,500	1,990

6.250%, 8–15–23	5,250	7,498
United States Treasury Notes:
3.875%, 2–15–13	3,000	3,149
3.625%, 5–15–13	3,000	3,162
4.250%, 8–15–13	4,000	4,296
4.250%, 8–15–15	10,000	11,371

		31,466

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 10.1%		$32,758
(Cost: $28,382)

SHORT-TERM SECURITIES
Commercial Paper – 0.6%
Wisconsin Electric Power Co., 0.120%, 10–3–11 (F)	1,838	1,838

Master Note – 1.7%
Toyota Motor Credit Corporation, 0.113%, 10–3–11 (G)	5,532	5,532

TOTAL SHORT-TERM SECURITIES – 2.3%		$7,370
(Cost: $7,370)

TOTAL INVESTMENT SECURITIES – 99.3%		$322,554
(Cost: $279,057)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		2,191

NET ASSETS – 100.0%		$324,745

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$212,818	$—	$—
Corporate Debt Securities	—	60,740	—
Other Government Securities	—	1,739	—
United States Government Agency Obligations	—	7,129	—
United States Government Obligations	—	32,758	—
Short-Term Securities	—	7,370	—
Total	$212,818	$109,736	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the total value of these securities amounted to $8,023 or 2.5% of net assets.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(F)	Rate shown is the yield to maturity at September 30, 2011.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$279,307

Gross unrealized appreciation	51,553
Gross unrealized depreciation	(8,306)

Net unrealized appreciation	$43,247

SCHEDULE OF INVESTMENTS Bond (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

ASSET-BACKED SECURITIES – 0.0%	Principal	Value
Lehman ABS Manufactured Housing Contract Trust 2001-B,
3.010%, 3–15–12	$67	$66

(Cost: $67)

CORPORATE DEBT SECURITIES
Aerospace & Defense – 1.8%
Bombardier Inc.,
7.500%, 3–15–18 (A)	3,800	4,009
Honeywell International Inc.,
5.000%, 2–15–19	2,225	2,579
United Technologies Corporation,
6.125%, 2–1–19	3,000	3,683

		10,271

Apparel Retail – 0.9%
Limited Brands, Inc.:
8.500%, 6–15–19	3,485	3,938
7.000%, 5–1–20	1,000	1,050

		4,988

Biotechnology – 1.3%
Amgen Inc.,
6.150%, 6–1–18	6,500	7,911

Brewers – 1.2%
Anheuser-Busch InBev Worldwide Inc.,
5.375%, 1–15–20	6,000	7,000

Broadcasting – 1.8%
CBS Corporation,
8.875%, 5–15–19	6,000	7,672
NBCUniversal Media, LLC,
5.150%, 4–30–20	2,810	3,085

		10,757

Cable & Satellite – 2.7%
Comcast Corporation,
5.150%, 3–1–20	5,000	5,651
DirecTV Holdings LLC and DirecTV Financing Co., Inc.,
3.500%, 3–1–16	4,000	4,130
Time Warner Inc.,
4.750%, 3–29–21	5,750	6,046

		15,827

Coal & Consumable Fuels – 0.4%
Peabody Energy Corporation,
6.500%, 9–15–20	2,000	2,103

Computer & Electronics Retail – 0.9%
Best Buy Co., Inc.,
6.750%, 7–15–13	5,000	5,365

Construction & Farm Machinery & Heavy Trucks – 0.7%
Caterpillar Inc.,
3.900%, 5–27–21	3,575	3,862

Consumer Finance – 1.8%
American Express Credit Corporation,
2.750%, 9–15–15	2,000	2,011
Capital One Financial Corporation,
3.150%, 7–15–16	3,500	3,467
Ford Motor Credit Company LLC,
7.000%, 4–15–15	5,000	5,250

		10,728

Data Processing & Outsourced Services – 0.9%
Western Union Company (The),
3.650%, 8–22–18	5,000	5,052

Distillers & Vintners – 1.3%
Diageo Capital plc,
5.750%, 10–23–17	6,500	7,598

Diversified Banks – 3.1%
HSBC Holdings plc,
5.100%, 4–5–21	7,000	7,218
U.S. Bancorp,
4.125%, 5–24–21	4,000	4,319
Wells Fargo & Company,
3.676%, 6–15–16 (B)	6,000	6,247

		17,784

Diversified Capital Markets – 1.3%
Credit Suisse AG,
3.500%, 3–23–15	3,000	3,002
Deutsche Bank AG,
3.250%, 1–11–16	5,000	4,905

		7,907

Diversified Chemicals – 2.1%
Dow Chemical Company, (The),
8.550%, 5–15–19	5,500	7,054
E.I. du Pont de Nemours and Company,
5.750%, 3–15–19	3,725	4,467

		11,521

Diversified Metals & Mining – 0.9%
Rio Tinto Finance (USA) Limited,
3.750%, 9–20–21	5,500	5,487

Electric Utilities – 1.9%
Detroit Edison Company (The),
3.900%, 6–1–21	4,875	5,194
NextEra Energy Capital Holdings, Inc.,
7.875%, 12–15–15	5,000	5,969

		11,163

Electrical Components & Equipment – 0.5%
Emerson Electric Co.,
4.875%, 10–15–19	2,500	2,906

Electronic Manufacturing Services – 1.0%
Jabil Circuit, Inc.:
7.750%, 7–15–16	2,000	2,205
8.250%, 3–15–18	3,150	3,567

		5,772

Environmental & Facilities Services – 1.9%
Republic Services, Inc.,
4.750%, 5–15–23	5,000	5,438
Waste Management, Inc.,
4.600%, 3–1–21	5,600	6,016

		11,454

Fertilizers & Agricultural Chemicals – 0.4%
Potash Corporation of Saskatchewan Inc.,
3.250%, 12–1–17	2,500	2,604

Forest Products – 1.0%
Georgia-Pacific LLC,
5.400%, 11–1–20 (A)	6,000	6,112

Health Care Services – 2.4%
Medco Health Solutions, Inc.:
7.125%, 3–15–18	3,000	3,641
4.125%, 9–15–20	3,500	3,483
Quest Diagnostics Incorporated,
3.200%, 4–1–16	6,000	6,234

		13,358

Health Care Supplies – 0.4%
DENTSPLY International Inc.,
4.125%, 8–15–21	2,500	2,618

Home Improvement Retail – 0.9%
Home Depot, Inc. (The),
4.400%, 4-1-21	5,000	5,441

Household Products – 0.5%
Procter & Gamble Company (The),
8.000%, 9-1-24	2,000	2,963

Industrial Conglomerates – 1.1%
General Electric Capital Corporation,
5.625%, 5-1-18	6,000	6,566

Integrated Telecommunication Services – 1.8%
AT&T Inc.,
3.875%, 8-15-21	2,950	3,039
Verizon Communications Inc.,
8.750%, 11-1-18	5,500	7,373

		10,412

Investment Banking & Brokerage – 1.7%
Goldman Sachs Group, Inc. (The),
5.375%, 3-15-20	5,500	5,469
Morgan Stanley,
4.100%, 1-26-15	5,000	4,770

		10,239

IT Consulting & Other Services – 0.5%
International Business Machines Corporation,
7.625%, 10-15-18	2,000	2,655

Life & Health Insurance – 0.7%
Prudential Financial, Inc.,
4.750%, 9-17-15	4,000	4,178

Multi-Utilities – 2.7%
Dominion Resources, Inc.,
5.250%, 8-1-33	2,500	2,839
Duke Energy Carolinas, LLC,
4.300%, 6-15-20	2,000	2,212
Duke Energy Indiana, Inc.,
3.750%, 7-15-20	3,000	3,194
NorthWestern Corporation,
6.340%, 4-1-19	3,000	3,523
Pacific Gas and Electric Company,
3.500%, 10-1-20	4,000	4,105

		15,873

Office Electronics – 1.1%
Xerox Corporation,
6.350%, 5-15-18	5,952	6,773

Oil & Gas Equipment & Services – 2.0%
Baker Hughes Incorporated,
3.200%, 8-15-21 (A)	2,000	2,019
Enterprise Products Operating LLC,
4.050%, 2-15-22	2,000	2,007
Halliburton Company:
6.150%, 9-15-19	4,000	4,849
6.750%, 2-1-27	1,400	1,767
Schlumberger Investment S.A. (GTD by Schlumberger Limited),
3.300%, 9-14-21 (A)	1,500	1,504

		12,146

Oil & Gas Exploration & Production – 0.7%
EOG Resources, Inc.,
2.500%, 2-1-16	4,000	4,085

Oil & Gas Storage & Transportation – 1.1%
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14 (A)	3,675	3,973
Tennessee Gas Pipeline Company,
7.000%, 3-15-27	2,000	2,325

		6,298

Other Diversified Financial Services – 2.7%
Bank of America Corporation:
3.625%, 3-17-16	4,000	3,643
6.500%, 8-1-16	2,000	1,987
ING Bank N.V.,
4.000%, 3-15-16 (A)	3,000	3,020

JPMorgan Chase & Co.,
6.000%, 1-15-18	6,000	6,689

		15,339

Packaged Foods & Meats – 1.3%
H.J. Heinz Company,
3.125%, 9-12-21	1,500	1,496
Kraft Foods Inc.,
5.375%, 2-10-20	5,500	6,232

		7,728

Paper Products – 0.0%
Westvaco Corporation,
7.500%, 6-15-27	236	268

Pharmaceuticals – 1.0%
Express Scripts, Inc.,
3.125%, 5-15-16	3,000	3,031
GlaxoSmithKline Capital Inc.,
5.650%, 5-15-18	2,500	3,026

		6,057

Property & Casualty Insurance – 2.3%
Berkshire Hathaway Inc.,
3.750%, 8-15-21	5,000	5,079
Fidelity National Financial, Inc.,
6.600%, 5-15-17	8,000	8,434

		13,513

Regional Banks – 0.7%
PNC Funding Corp,
4.250%, 9-21-15	4,000	4,322

Restaurants – 0.8%
YUM! Brands, Inc.,
6.250%, 3-15-18	3,792	4,488

Semiconductors – 0.5%
Broadcom Corporation,
2.375%, 11-1-15 (A)	3,000	3,028

Specialty Chemicals – 1.2%
Lubrizol Corporation (The),
8.875%, 2-1-19	5,000	6,788

Systems Software – 1.1%
CA, Inc.,
5.375%, 12-1-19	6,000	6,609

Water Utilities – 0.4%
California Water Service Company,
5.875%, 5-1-19	2,000	2,386

Wireless Telecommunication Service – 1.0%
America Movil, S.A.B. de C.V.,
5.000%, 3-30-20	5,500	5,808

TOTAL CORPORATE DEBT SECURITIES – 60.4%		$354,111
(Cost: $337,742)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 1.9%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43 (B)	2,368	2,392
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
6.500%, 2-15-32	150	68
Deutsche Mortgage and Asset Receiving Corporation COMM 2005-C6 Commercial Mortgage Pass-Through Certificates,
5.144%, 6-10-44	6,000	6,076

Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11–11–38 (A)	154	91
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1–15–38	2,000	2,103

		10,730

Non-Agency REMIC/CMO – 0.6%
MASTR Adjustable Rate Mortgage Trust 2005-1,
3.345%, 3–25–35 (B)	2,626	253
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7–12–38 (B)	2,000	2,044
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
2.502%, 2–25–34 (B)	618	71
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.412%, 3–25–34 (B)	1,156	138
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
2.918%, 5–25–34 (B)	1,052	29
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.500%, 9–25–18	1,155	1,187

		3,722

TOTAL MORTGAGE-BACKED SECURITIES – 2.5%		$14,452
(Cost: $18,748)

MUNICIPAL BONDS – TAXABLE
California – 1.6%
Stockton, CA, 2007 Taxable Pension Oblig Bonds, Ser A,
5.140%, 9–1–17	9,155	9,555

Massachusetts – 0.5%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A,
4.285%, 12–15–18	2,500	2,785

New York – 0.8%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	4,000	4,887

TOTAL MUNICIPAL BONDS – TAXABLE – 2.9%		$17,227
(Cost: $15,453)

OTHER GOVERNMENT SECURITIES – 0.4%
Canada
Province de Quebec, 7.140%, 2–27–26	1,500	$2,088

(Cost: $1,539)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.6%
Private Export Funding Corporation,
4.375%, 3–15–19	8,000	9,282

Mortgage-Backed Obligations – 24.8%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	1,000	1,102
5.000%, 5–15–23	1,500	1,663
5.000%, 9–15–31 (C)	1,018	46
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.000%, 6–1–23	3,952	4,246
4.000%, 7–1–25	5,408	5,702
4.500%, 6–15–27	3,502	3,667

4.500%, 5–15–32	4,000	4,355
4.000%, 11–15–36	2,757	2,895
4.500%, 5–15–39	1,650	1,763
Federal National Mortgage Association Agency REMIC/CMO:
4.780%, 1–25–17	3,077	3,152
5.000%, 3–25–18	3,019	3,255
5.000%, 6–25–18	2,173	2,376
3.000%, 3–15–25	4,616	4,807
4.000%, 2–25–26	4,526	4,788
3.500%, 3–15–26	3,332	3,499
5.000%, 3–25–29	674	676
4.500%, 12–25–34	1,060	1,124
4.000%, 10–15–35	5,702	6,127
5.500%, 7–15–36	3,006	3,213
5.500%, 11–25–36 (C)	5,540	789
4.500%, 3–25–37	4,566	4,815
5.500%, 4–25–37	3,072	3,393
4.500%, 9–15–37	5,155	5,445
4.000%, 3–25–39	2,083	2,165
4.000%, 5–25–39	3,532	3,758
4.500%, 8–15–39	5,379	5,867
3.000%, 11–25–39	4,120	4,266
4.500%, 6–25–40	4,202	4,566
4.500%, 10–25–40	4,750	5,182
4.750%, 12–15–40	2,810	3,057
5.000%, 7–25–50	4,707	5,160
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.506%, 4–1–17	3,838	4,365
4.500%, 6–1–19	1,222	1,310
4.500%, 8–1–19	1,697	1,819
4.500%, 9–1–19	2,796	2,979
5.500%, 10–1–21	4,355	4,738
6.000%, 6–1–22	2,994	3,260
6.000%, 9–1–22	4,379	4,767
5.000%, 9–1–23	2,995	3,222
4.000%, 3–1–24	4,952	5,230
4.500%, 7–25–24	1,000	1,088
5.000%, 6–25–32	2,062	2,145
5.500%, 2–1–33	863	943
5.500%, 2–1–35	2,462	2,724
Government National Mortgage Association Agency REMIC/CMO,
0.483%, 6–17–45 (B)(C)	791	19

		145,528

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 26.4%		$154,810
(Cost: $150,605)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 4.7%
United States Treasury Bonds,
8.000%, 11–15–21	1,000	1,564
United States Treasury Notes:
3.625%, 8–15–19	2,000	2,305
3.625%, 2–15–21	10,000	11,569
3.125%, 5–15–21	11,000	12,229

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.7%		$27,667
(Cost: $24,812)

SHORT-TERM SECURITIES
Commercial Paper – 1.4%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.120%, 10–18–11 (D)	3,000	3,000
Sonoco Products Co.,
0.310%, 10–3–11 (D)	5,337	5,337

		8,337

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.113%, 10–3–11 (E)	723	723

TOTAL SHORT-TERM SECURITIES – 1.5%	$9,060
(Cost: $9,060)

TOTAL INVESTMENT SECURITIES – 98.8%	$579,481
(Cost: $558,026)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%	7,289

NET ASSETS – 100.0%	$586,770

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$66	$—
Corporate Debt Securities	—	354,111	—
Mortgage-Backed Securities	—	14,452	—
Municipal Bonds	—	17,227	—
Other Government Securities	—	2,088	—
United States Government Agency Obligations	—	154,810	—
United States Government Obligations	—	27,667	—
Short-Term Securities	—	9,060	—
Total	$—	$579,481	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the total value of these securities amounted to $28,643 or 4.9% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011.

(C)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at September 30, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$558,031

Gross unrealized appreciation	28,455
Gross unrealized depreciation	(7,005)

Net unrealized appreciation	$21,450

SCHEDULE OF INVESTMENTS
Core Equity (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 7.1%
Honeywell International Inc.	147	$6,464
Precision Castparts Corp.	119	18,423

		24,887

Application Software – 0.9%
Intuit Inc.	70	3,311

Auto Parts & Equipment – 0.9%
Johnson Controls, Inc.	114	2,996

Automobile Manufacturers – 2.1%
Bayerische Motoren Werke AG (A)	113	7,452

Brewers – 2.5%
Anheuser-Busch Inbev S.A., ADR	163	8,636

Broadcasting – 5.4%
CBS Corporation, Class B	710	14,461
Discovery Holding Company, Class A (B)	108	4,067

		18,528

Cable & Satellite – 4.9%
DirecTV Group, Inc. (The) (B)	150	6,353
Time Warner Cable Inc.	171	10,691

		17,044

Communications Equipment – 1.4%
Juniper Networks, Inc. (B)	292	5,043

Computer Hardware – 5.6%
Apple Inc. (B)	50	19,174

Computer Storage & Peripherals – 0.8%
NetApp, Inc. (B)	80	2,708

Construction & Farm Machinery & Heavy Trucks – 1.0%
Cummins Inc.	41	3,370

Consumer Finance – 3.5%
Capital One Financial Corporation	302	11,967

Data Processing & Outsourced Services – 2.0%
MasterCard Incorporated, Class A	22	6,914

Department Stores – 3.0%
Macy’s Inc.	399	10,500

Fertilizers & Agricultural Chemicals – 2.1%
Monsanto Company	117	7,025

Health Care Equipment – 1.4%
Covidien plc	111	4,900

Hypermarkets & Super Centers – 2.0%
Costco Wholesale Corporation	83	6,813

Industrial Gases – 1.0%
Air Products and Chemicals, Inc.	48	3,635

Industrial Machinery – 1.4%
Parker Hannifin Corporation	76	4,821

Integrated Oil & Gas – 4.8%
ConocoPhillips	266	16,814

Integrated Telecommunication Services – 1.1%
AT&T Inc.	138	3,924

Internet Software & Services – 3.2%
Google Inc., Class A (B)	22	11,162

Motorcycle Manufacturers – 4.9%
Harley-Davidson, Inc.	502	17,242

Oil & Gas Equipment & Services – 3.6%
Halliburton Company	203	6,191
National Oilwell Varco, Inc.	58	2,986
Schlumberger Limited	60	3,557

		12,734

Oil & Gas Exploration & Production – 1.6%
Noble Energy, Inc.	78	5,493

Other Diversified Financial Services – 2.6%
JPMorgan Chase & Co.	306	9,205

Packaged Foods & Meats – 2.6%
Mead Johnson Nutrition Company	134	9,238

Personal Products – 1.7%
Estee Lauder Companies Inc. (The), Class A	69	6,023

Pharmaceuticals – 5.0%
Allergan, Inc.	109	8,947
Johnson & Johnson	134	8,556

		17,503

Railroads – 2.6%
Union Pacific Corporation	111	9,030

Restaurants – 2.3%
McDonald’s Corporation	90	7,886

Semiconductors – 5.3%
Altera Corporation	86	2,715
Broadcom Corporation, Class A	259	8,631
Microchip Technology Incorporated	235	7,302

		18,648

Soft Drinks – 2.5%
Coca-Cola Company (The)	128	8,680

Systems Software – 2.8%
Oracle Corporation	346	9,935

Tobacco – 2.2%
Philip Morris International Inc.	125	7,808

TOTAL COMMON STOCKS – 97.8%		$341,049
(Cost: $334,913)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.4%
Shell International Finance B.V. and Royal Dutch Shell plc (GTD by Royal Dutch Shell plc),
0.070%, 10–24–11 (C)	$2,000	2,000
Verizon Communications Inc.,
0.310%, 10–4–11 (C)	3,000	3,000

		5,000

Master Note – 0.7%
Toyota Motor Credit Corporation,
0.113%, 10–3–11 (D)	2,457	2,457

TOTAL SHORT-TERM SECURITIES – 2.1%		$7,457
(Cost: $7,457)

TOTAL INVESTMENT SECURITIES – 99.9%		$348,506
(Cost: $342,370)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		477

NET ASSETS – 100.0%		$348,983

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$74,196	$7,452	$—
Other Sectors	259,401	—	—
Total Common Stocks	$333,597	$7,452	$—
Short-Term Securities	—	7,457	—
Total	$333,597	$14,909	$—

During the period ended September 30, 2011, securities totaling $7,452 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to foreign securities due to significant market movement of the S&P 500 on September 30, 2011.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

GTD	= Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$342,615

Gross unrealized appreciation	31,347
Gross unrealized depreciation	(25,456)

Net unrealized appreciation	$5,891

SCHEDULE OF INVESTMENTS Dividend Opportunities (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.7%
Boeing Company (The)	135	$8,154
General Dynamics Corporation	61	3,496
Honeywell International Inc.	86	3,783

		15,433

Asset Management & Custody Banks – 1.3%
T. Rowe Price Group, Inc.	72	3,451

Brewers – 0.5%
Anheuser-Busch Inbev S.A., ADR	24	1,287

Broadcasting – 1.0%
CBS Corporation, Class B	138	2,821

Casinos & Gaming – 2.8%
Wynn Resorts, Limited	66	7,610

Communications Equipment – 1.5%
QUALCOMM Incorporated	83	4,053

Construction & Engineering – 1.4%
Fluor Corporation	82	3,818

Construction & Farm Machinery & Heavy Trucks – 5.7%
Caterpillar Inc.	74	5,472
Cummins Inc.	42	3,405
Deere & Company	101	6,519

		15,396

Consumer Finance – 2.1%
Capital One Financial Corporation	142	5,631

Data Processing & Outsourced Services – 2.3%
Visa Inc., Class A	74	6,360

Distillers & Vintners – 0.4%
Diageo plc, ADR	16	1,203

Diversified Banks – 2.4%
Wells Fargo & Company	274	6,607

Diversified Chemicals – 0.7%
Dow Chemical Company (The)	82	1,838

Diversified Metals & Mining – 2.6%
Rio Tinto plc, ADR	88	3,893
Southern Copper Corporation	121	3,013

		6,906

Electrical Components & Equipment – 1.3%
Emerson Electric Co.	87	3,609

Home Improvement Retail – 0.4%
Home Depot, Inc. (The)	37	1,205

Homebuilding – 1.2%
D.R. Horton, Inc.	362	3,276

Hotels, Resorts & Cruise Lines – 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	105	4,084

Household Products – 2.3%
Colgate-Palmolive Company	40	3,561
Procter & Gamble Company (The)	42	2,633

		6,194

Industrial Conglomerates – 1.5%
General Electric Company	273	4,155

Industrial Gases – 0.8%
Air Products and Chemicals, Inc.	30	2,283

Industrial Machinery – 0.5%
Eaton Corporation	15	547
Ingersoll-Rand plc	27	769

		1,316

Integrated Oil & Gas – 2.5%
ConocoPhillips	23	1,462
Exxon Mobil Corporation	73	5,324

		6,786

Integrated Telecommunication Services – 1.8%
AT&T Inc.	173	4,937

Investment Banking & Brokerage – 2.1%
Goldman Sachs Group, Inc. (The)	59	5,578

Mortgage REITs – 1.5%
American Capital Agency Corp.	102	2,752
Annaly Capital Management, Inc.	80	1,335

		4,087

Movies & Entertainment – 1.5%
Walt Disney Company (The)	132	3,969

Oil & Gas Drilling – 1.9%
Seadrill Limited	192	5,291

Oil & Gas Equipment & Services – 10.4%
Baker Hughes Incorporated	78	3,580
Halliburton Company	168	5,115
National Oilwell Varco, Inc.	152	7,785
Schlumberger Limited	199	11,863

		28,343

Oil & Gas Exploration & Production – 2.4%
Anadarko Petroleum Corporation	41	2,604
Apache Corporation	48	3,824

		6,428

Other Diversified Financial Services – 2.5%
JPMorgan Chase & Co.	234	7,039

Personal Products – 1.1%
Estee Lauder Companies Inc. (The), Class A	34	3,013

Pharmaceuticals – 4.1%
Johnson & Johnson	82	5,209
Merck & Co., Inc.	29	940
Pfizer Inc.	288	5,090

		11,239

Railroads – 3.4%
Norfolk Southern Corporation	38	2,316
Union Pacific Corporation	85	6,960

		9,276

Restaurants – 4.1%
McDonald’s Corporation	84	7,360
Starbucks Corporation	95	3,537

		10,897

Semiconductors – 3.9%
Microchip Technology Incorporated	334	10,389

Soft Drinks – 1.6%
Coca-Cola Company (The)	65	4,395

Systems Software – 1.4%
Oracle Corporation	136	3,904

Tobacco – 5.1%
Altria Group, Inc.	173	4,641
Philip Morris International Inc.	149	9,274

		13,915

TOTAL COMMON STOCKS – 91.2%		$248,022
(Cost: $263,459)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 8.1%
Danaher Corporation,
0.070%, 10–5–11 (A)	$4,000	4,000
General Mills, Inc.,
0.170%, 10–17–11 (A)	4,000	4,000
McCormick & Co. Inc.,
0.100%, 10–3–11 (A)	4,018	4,017
Sonoco Products Co.,
0.310%, 10–3–11 (A)	3,000	3,000
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.130%, 10–18–11 (A)	3,000	3,000
Verizon Communications Inc.,
0.310%, 10–4–11 (A)	4,000	4,000

		22,017

Master Note – 1.3%
Toyota Motor Credit Corporation,
0.113%, 10–3–11 (B)	3,613	3,613

Municipal Obligations – Taxable – 1.7%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.120%, 10–3–11 (B)	4,534	4,534

TOTAL SHORT-TERM SECURITIES – 11.1%		$30,164
(Cost: $30,164)

TOTAL INVESTMENT SECURITIES – 102.3%		$278,186
(Cost: $293,623)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.3%)		(6,229)

NET ASSETS – 100.0%		$271,957

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$248,022	$—	$—
Short-Term Securities	—	30,164	—
Total	$248,022	$30,164	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	Rate shown is the yield to maturity at September 30, 2011.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$293,631

Gross unrealized appreciation	11,824
Gross unrealized depreciation	(27,269)

Net unrealized depreciation	$(15,445)

SCHEDULE OF INVESTMENTS Energy (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.1%
BorgWarner Inc. (A)	9	$572

Coal & Consumable Fuels – 3.0%
Alpha Natural Resources, Inc. (A)	12	219
Arch Coal, Inc.	28	415
Cameco Corporation	16	298
Peabody Energy Corporation	18	601

		1,533

Construction & Engineering – 4.2%
Chicago Bridge & Iron Company N.V., NY Shares	22	643
Fluor Corporation	24	1,119
Jacobs Engineering Group Inc. (A)	10	334

		2,096

Construction & Farm Machinery & Heavy Trucks – 1.5%
Caterpillar Inc.	3	255
Cummins Inc.	6	522

		777

Diversified Metals & Mining – 1.4%
BHP Billiton Limited, ADR	10	688

Industrial Machinery – 1.3%
Gardner Denver, Inc.	11	674

Integrated Oil & Gas – 9.7%
ConocoPhillips	21	1,301
Exxon Mobil Corporation	23	1,663
Occidental Petroleum Corporation	19	1,384
Suncor Energy Inc.	22	570

		4,918

Oil & Gas Drilling – 5.3%
ENSCO International Incorporated	11	439
Helmerich & Payne, Inc.	29	1,187
Nabors Industries Ltd. (A)	28	340
Seadrill Limited	26	721

		2,687

Oil & Gas Equipment & Services – 29.2%
Baker Hughes Incorporated	34	1,581
C&J Energy Services, Inc. (A)	24	401
Cameron International Corporation (A)	29	1,192
Core Laboratories N.V.	13	1,208
Dresser-Rand Group Inc. (A)	19	784
Dril-Quip, Inc. (A)	11	580
FMC Technologies, Inc. (A)	27	1,028
Halliburton Company	48	1,468
McDermott International, Inc. (A)	18	194
National Oilwell Varco, Inc.	45	2,296
Schlumberger Limited	37	2,201
Superior Energy Services, Inc. (A)	25	649
Tenaris S.A., ADR	21	537
Weatherford International Ltd. (A)	64	780

		14,899

Oil & Gas Exploration & Production – 28.3%
Anadarko Petroleum Corporation	27	1,700
Apache Corporation	17	1,380
Cabot Oil & Gas Corporation	14	873
CNOOC Limited, ADR	4	585
Concho Resources Inc. (A)	7	484
Continental Resources, Inc. (A)	31	1,522
Devon Energy Corporation	7	399
EOG Resources, Inc.	10	703
Kosmos Energy Ltd. (A)	32	375
Newfield Exploration Company (A)	30	1,187
Noble Energy, Inc.	15	1,051
Oasis Petroleum LLC (A)	47	1,047
Plains Exploration and Production Company (A)	21	471
Southwestern Energy Company (A)	43	1,428
St. Mary Land & Exploration Company	10	625
Ultra Petroleum Corp. (A)	21	568

		14,398

Oil & Gas Refining & Marketing – 0.7%
Clean Energy Fuels Corp. (A)	31	340

Oil & Gas Storage & Transportation – 7.7%
El Paso Corporation	69	1,209
El Paso Pipeline Partners, L.P.	25	881
Enbridge Inc.	40	1,277
Williams Companies, Inc. (The)	23	550

		3,917

TOTAL COMMON STOCKS – 93.4%		$47,499
(Cost: $55,305)

SHORT-TERM SECURITIES – 10.7%	Principal
Master Note
Toyota Motor Credit Corporation,
0.113%, 10-3-11 (B)	$5,453	$5,453

(Cost: $5,453)

TOTAL INVESTMENT SECURITIES – 104.1%		$52,952
(Cost: $60,758)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.1%)		(2,065)

NET ASSETS – 100.0%		$50,887

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$47,499	$—	$—
Short-Term Securities	—	5,453	—
Total	$47,499	$5,453	$—

There	were no significant transfers between any levels during the period ended September 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$60,746

Gross unrealized appreciation	2,410
Gross unrealized depreciation	(10,204)
Net unrealized depreciation	$(7,794)

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares		Value

Diversified Metals & Mining – 0.7%
Southern Copper Corporation	3		$64

Oil & Gas Storage & Transportation – 0.3%
Plains All American Pipeline, L.P.	—	*	22

Tobacco – 0.3%
Altria Group, Inc.	1		22

Water Utilities – 0.2%
Aguas Andinas S.A. (A)	34		18

TOTAL COMMON STOCKS – 1.5%			$126
(Cost: $134)

CORPORATE DEBT SECURITIES	Principal

Aerospace & Defense – 1.7%
Bombardier Inc.,
7.500%, 3–15–18 (B)	$50		53
Embraer Overseas Limited,
6.375%, 1–24–17	100		107

			160

Agricultural Products – 1.3%
CCL Finance Limited,
9.500%, 8–15–14	100		112

Airlines – 1.7%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20 (B)	49		49
TAM Capital 2 Inc.,
9.500%, 1–29–20	100		99

			148

Broadcasting – 2.3%
Globo Comunicacoe e Participacoes S.A.,
6.250%, 12–20–49 (C)	200		203

Coal & Consumable Fuels – 2.3%
Indo Integrated Energy II B.V.,
9.750%, 11–5–16	100		97
PT Adaro Indonesia,
7.625%, 10–22–19	100		98

			195

Distillers & Vintners – 0.6%
Central European Distribution Corporation, Convertible,
3.000%, 3–15–13	75		51

Diversified Banks – 9.3%
Banco Bradesco S.A.,
4.125%, 5–16–16 (B)	200		198
Banco Cruzeiro do Sul S.A.,
7.000%, 7–8–13	115		107
Banco de Credito del Peru,
4.750%, 3–16–16 (B)	100		97
Banco Santander Chile, S.A.,
3.750%, 9–22–15 (B)	100		100
Bancolombia S.A.,
4.250%, 1–12–16 (B)	100		98
Sberbank Rossii OAO,
6.480%, 5–15–13	100		104
State Bank of India,
4.500%, 10–23–14	100		102

			806

Diversified Metals & Mining – 0.7%
Glencore Funding LLC,
6.000%, 4–15–14 (B)	60	62

Electric Utilities – 4.6%
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
9.750%, 8–15–21 (B)	50	43
EEB International Ltd.,
8.750%, 10–31–14	100	102
Empresa Distribuidora y Comercializadora Norte S.A.,
9.750%, 10–25–22 (B)	50	42
Majapahit Holding B.V.,
7.750%, 10–17–16	100	111
Rural Electrification Corporation Limited,
4.250%, 1–25–16	100	98

		396

Food Distributors – 1.0%
Olam International Limited,
7.500%, 8–12–20	100	89

Homebuilding – 1.2%
URBI, Desarrollos Urbanos, S.A. de C.V.,
8.500%, 4–19–16	100	100

Household Appliances – 0.9%
Controladora Mabe, S.A. de C.V.:
6.500%, 12–15–15	50	51
6.500%, 12–15–15 (B)	25	26

		77

Independent Power Producers & Energy Traders – 2.2%
China Resources Power Holdings Company Limited,
3.750%, 8–3–15	100	96
Listrindo Capital B.V.,
9.250%, 1–29–15 (B)	100	98

		194

Industrial Conglomerates – 1.4%
Jaiprakash Associates Limited, Convertible,
0.000%, 9–12–12 (D)	100	118

IT Consulting & Other Services – 0.3%
iGATE Corporation,
9.000%, 5–1– 16 (B)	25	23

Marine – 2.8%
PB Issuer (No. 2) Limited, Convertible,
1.750%, 4–12–16	80	66
SCF Capital Limited,
5.375%, 10–27–17	200	181

		247

Marine Ports & Services – 1.2%
Novorossiysk Port Capital S.A.,
7.000%, 5–17–12	100	100

Multi-Utilities – 0.9%
Black Hills Corporation,
9.000%, 5–15–14	65	75

Oil & Gas Drilling – 4.0%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (B)	86	84
Noble Group Limited,
4.875%, 8–5–15	100	92
QGOG Atlantic/Alaskan Rigs Ltd.,
5.250%, 7–30–18 (B)	200	180

		356

Oil & Gas Equipment & Services – 1.1%
Petroleum Geo-Services ASA, Convertible,
2.700%, 12–3–12	100	96

Oil & Gas Exploration & Production – 5.3%
Essar Energy Investment Limited, Convertible, 4.250%, 2–1–16	100	63
Novatek Finance Limited, 5.326%, 2–3–16 (B)	200	197
Pacific Rubiales Energy Corp., 8.750%, 11–10–16 (B)	100	107
Pan American Energy LLC, 7.875%, 5–7–21	100	100

		467

Oil & Gas Storage & Transportation – 2.7%
Empresas Publicas de Medellin E.S.P., 8.375%, 2–1–21 (E)	COP60,000	31
TransCapital Limited, 5.670%, 3–5–14 (B)	$200	201

		232

Packaged Foods & Meats – 2.5%
BFF International Limited, 7.250%, 1–28–20	100	104
Bunge Limited Finance Corp., 5.350%, 4–15–14	25	26
JBS Finance II Ltd., 8.250%, 1–29–18 (B)	100	83

		213

Paper Products – 0.3%
Inversiones CMPC S.A., 4.750%, 1–19–18 (B)	25	25

Railroads – 0.6%
Kansas City Southern Railway Company (The), 8.000%, 6–1–15	50	53

Steel – 1.9%
ArcelorMittal, 5.375%, 6–1–13	75	77
Steel Capital S.A., 6.700%, 10–25–17	100	85

		162

Wireless Telecommunication Service – 1.2%
VIP Finance Ireland Limited, 8.375%, 4–30–13	100	100

TOTAL CORPORATE DEBT SECURITIES – 56.0%		$4,860
(Cost: $5,140)

OTHER GOVERNMENT SECURITIES
Argentina – 1.1%
City of Buenos Aires, 12.500%, 4–6–15 (B)	100	99

Supranational – 0.7%
Central American Bank for Economic Integration, 5.375%, 9–24–14	58	62

Venezuela – 1.9%
Corporacion Andina de Fomento, 3.750%, 1–15–16	155	157

TOTAL OTHER GOVERNMENT SECURITIES – 3.7%		$318
(Cost: $332)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 28.0%
United States Treasury Bonds, 3.750%, 8–15–41	100	117
United States Treasury Notes: 1.750%, 8–15–12	2,150	2,180
2.125%, 8–15–21	125	127

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 28.0%		$2,424
(Cost: $2,412)

SHORT-TERM SECURITIES – 14.4%
Master Note
Toyota Motor Credit Corporation, 0.113%, 10–3–11 (F)	1,250	$1,250

(Cost: $1,250)

TOTAL INVESTMENT SECURITIES – 103.6%		$8,978
(Cost: $9,268)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.6%)		(312)

NET ASSETS – 100.0%		$8,666

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$126	$—	$—
Corporate Debt Securities	—	4,669	191
Other Government Securities	—	318	—
United States Government Obligations	—	2,424	—
Short-Term Securities	—	1,250	—
Total	$126	$8,661	$191
Forward Foreign Currency Contracts	$—	$4	$—
Liabilities
Forward Foreign Currency Contracts	$—	$27	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 1–1–11	$267
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	(11)
Purchases	—
Sales	(11)
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(54)
Ending Balance 9–30–11	$191
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9–30–11	$(11)

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. There were no significant transfers between Level 1 and Level 2 during the period ended September 30, 2011.

The following forward foreign currency contracts were outstanding at September 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Citibank, N.A.	1,050	3–11–13	$—	$5
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	1,050	6–10–13	—	5
Buy	Chinese Yuan Renminbi	Goldman Sachs International	1,550	9–13–13	—	8
Buy	Chinese Yuan Renminbi	Citibank, N.A.	650	9–23–13	—	2
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	600	9–26–13	—	1
Sell	Euro	Deutsche Bank AG	158	8–22–12	4	—
Sell	Japanese Yen	Deutsche Bank AG	18,000	2–10–12	—	6
					$4	$27

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the total value of these securities amounted to $1,865 or 21.5% of net assets.

(C)	This security currently pays the stated rate but this rate will increase in the future.

(D)	Zero coupon bond.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP – Columbian Peso).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$9,268

Gross unrealized appreciation	21
Gross unrealized depreciation	(311)

Net unrealized depreciation	$(290)

SCHEDULE OF INVESTMENTS Global Natural Resources (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil – 2.7%
Companhia de Saneamento de Minas Gerais	33	$512
Companhia Energetica de Minas Gerais - CEMIG, ADR	75	1,113
Suzano Bahia Sul Papel E Celulose S.A.	465	2,095
Tractebel Energia S.A.	55	759

		4,479

Canada – 14.2%
Advantage Oil & Gas Ltd. (A)	121	456
Agrium Inc.	30	2,000
Athabasca Oil Sands Corp. (A)	135	1,381
Barrick Gold Corporation	40	1,866
Canadian Natural Resources Limited	30	881
Cenovus Energy Inc.	40	1,231
Connacher Oil and Gas Limited (A)	267	83
First Quantum Minerals Ltd.	275	3,661
Goldcorp Inc.	25	1,141
IAMGOLD Corporation	130	2,584
Neo Material Technologies Inc. (A)	100	609
Potash Corporation of Saskatchewan Inc.	95	4,105
Progress Energy Resources Corp.	20	246
Silver Wheaton Corp.	70	2,062
Southern Pacific Resource Corp. (A)	245	281
Teck Cominco Limited	29	856

		23,443

China – 3.5%
China Metal Recycling (Holdings) Limited	2,300	1,976
GCL-Poly Energy Holdings Limited	7,900	2,056
Hidili Industry International Development Limited, ADR	800	232
Sino-Forest Corporation, Class A (A)	590	46
Trina Solar Limited, ADR (A)	155	942
Yingli Green Energy Holding Company Limited, ADR (A)	150	465

		5,717

Cyprus – 0.1%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)	70	140

Hong Kong – 0.1%
China Vanadium Titano-Magnetite Mining Company Limited, H Shares	600	94

India – 2.1%
Adani Enterprises Limited	55	590
Infrastructure Development Finance Company Limited	500	1,123
Shree Renuka Sugars Limited	350	391
Sterlite Industries (India) Limited	575	1,324

		3,428

Indonesia – 0.5%
PT Adaro Energy Tbk	2,903	559
PT Harum Energy Tbk	300	239

		798

Israel – 1.1%
Israel Chemicals Ltd.	160	1,822

Japan – 0.5%
Mitsubishi Corporation	40	814

Netherlands – 0.3%
LyondellBasell Industries N.V., Class A	20	489

Norway – 0.1%
DNO International ASA (A)	100	92

Russia – 1.6%
Mechel OAO, ADR	39	158
Mechel Steel Group OAO, ADR	166	1,691
Open Joint Stock Company “RusHydro”, ADR	100	341
Open Joint Stock Company Gazprom, ADR	40	383

		2,573

Singapore – 0.3%
Indofood Agri Resources Ltd. (A)	450	417

South Korea – 2.9%
LG Chem, Ltd.	18	4,771

Thailand – 0.9%
Banpu Public Company Limited	90	1,508

United Kingdom – 11.3%
Antofagasta plc	60	857
Chariot Oil & Gas Limited (A)	105	203
ENSCO International Incorporated	100	4,043
Hochschild Mining plc, ADR	9	58
Randgold Resources Limited, ADR	20	1,934
Rio Tinto plc	80	3,548
Xstrata plc	625	7,893

		18,536

United States – 42.8%
Allegheny Technologies Incorporated	125	4,624
Alpha Natural Resources, Inc. (A)	120	2,123
Baker Hughes Incorporated	118	5,447
Boise Inc.	100	517
Cabot Oil & Gas Corporation	145	8,977
Cameron International Corporation (A)	115	4,777
Celanese Corporation, Series A	120	3,904
Chart Industries, Inc. (A)	12	506
Cliffs Natural Resources Inc.	35	1,791
CONSOL Energy Inc.	50	1,697
Dow Chemical Company (The)	30	674
Energy XXI (Bermuda) Limited (A)	12	257
EXCO Resources, Inc.	60	643
Freeport-McMoRan Copper & Gold Inc., Class B	10	305
Halliburton Company (C)	238	7,263
International Paper Company	84	1,960
Kodiak Oil & Gas Corp. (A)	350	1,824
Marathon Oil Corporation	4	86
National Oilwell Varco, Inc.	9	461
Noble Energy, Inc.	8	566
Occidental Petroleum Corporation (C)	50	3,575
Peabody Energy Corporation	108	3,658
Plains Exploration and Production Company (A)	210	4,769
Rock-Tenn Company, Class A	2	88
Schlumberger Limited (C)	63	3,763
Solutia Inc. (A)	125	1,606
Southwestern Energy Company (A)	20	667
St. Mary Land & Exploration Company	5	303

Walter Industries, Inc.	25	1,500
Whiting Petroleum Corporation (A)	16	561
Williams Companies, Inc. (The)	67	1,636

		70,528

TOTAL COMMON STOCKS – 85.0%		$139,649
(Cost: $196,426)

PREFERRED STOCKS
Brazil – 0.3%
Bradespar S.A.	25	436

Russia – 0.3%
Mechel	80	610

United States – 0.1%
Konarka Technologies, Inc., 8.0% Cumulative (A)(B)	68	118

TOTAL PREFERRED STOCKS – 0.7%		$1,164
(Cost: $1,942)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Barrick Gold Corporation,
Call $35.00, Expires 1–23–12	2,100	2,667
Energy Select Sector SPDR,
Put $90.00, Expires 12–19–11	700	2,210
Occidental Petroleum Corporation:
Call $40.00, Expires 1–23–12	600	1,987
Call $60.00, Expires 1–23–12	550	844
Williams Companies, Inc. (The):
Call $17.50, Expires 1–23–12	1,800	1,359
Call $20.00, Expires 1–23–12	1,000	578

TOTAL PURCHASED OPTIONS – 5.8%		$9,645
(Cost: $11,357)

CORPORATE DEBT SECURITIES – 0.0%	Principal
Brazil
Bahia Sul Celulose S.A.,
8.614%, 12–1–12 (D)(E)(F)	BRL180	$47

(Cost: $85)

SHORT-TERM SECURITIES
Commercial Paper – 6.1%
CVS Caremark Corporation,
0.250%, 10–3–11 (G)	$5,000	5,000
McCormick & Co. Inc.,
0.100%, 10–3–11 (G)	2,890	2,890
Shell International Finance B.V. and Royal Dutch Shell plc (GTD by Royal Dutch Shell plc),
0.070%, 10–24–11 (G)	2,000	2,000

		9,890

Master Note – 0.6%
Toyota Motor Credit Corporation,
0.113%, 10–3–11 (H)	1,042	1,042

Municipal Obligations - Taxable – 0.6%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.120%, 10–3–11 (H)	1,000	1,000

TOTAL SHORT-TERM SECURITIES – 7.3%		$11,932
(Cost: $11,932)

TOTAL INVESTMENT SECURITIES – 98.8%	$162,437
(Cost: $221,742)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%	2,053

NET ASSETS – 100.0%	$164,490

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$—	$808	$—
Energy	61,656	2,986	140
Financials	—	1,123	—
Industrials	506	1,404	—
Information Technology	1,407	2,056	—
Materials	42,218	22,573	46
Utilities	2,385	341	—
Total Common Stocks	$108,172	$31,291	$186
Preferred Stocks	1,046	—	118
Purchased Options	9,645	—	—
Corporate Debt Securities	—	—	47
Short-Term Securities	—	11,932	—
Total	$118,863	$43,223	$351
Forward Foreign Currency Contracts	$—	$1,151	$—
Futures Contracts	1,336	—	—
Liabilities
Forward Foreign Currency Contracts	$—	$34	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities
Beginning Balance 1-1-11	$140	$244	$56
Net realized gain (loss)	111	—	—
Net unrealized appreciation (depreciation)	(13,193)	(126)	(9)
Purchases	9,793	—	—
Sales	(178)	—	—
Transfers into Level 3 during the period	3,513	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 9-30-11	$186	$118	$47
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-11	$(13,193)	$(126)	$(9)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. During the period ended September 30, 2011, securities totaling $28,005 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to foreign securities due to significant market movement of the S&P 500 on September 30, 2011.

The following forward foreign currency contracts were outstanding at September 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Brazilian Real	Bank of New York Mellon (The)	1,165	10-21-11	$111	$—
Sell	Brazilian Real	Toronto-Dominion Bank (The)	710	10-28-11	53	—
Sell	Brazilian Real	Toronto-Dominion Bank (The)	1,100	12-2-11	100	—
Sell	Brazilian Real	Royal Bank of Canada	1,000	12-16-11	24	—
Sell	British Pound	Canadian Imperial Bank of Commerce	240	10-21-11	9	—
Sell	British Pound	State Street Global Markets	1,950	10-28-11	105	—
Sell	British Pound	Royal Bank of Canada	280	11-4-11	15	—
Sell	British Pound	Toronto-Dominion Bank (The)	1,380	11-18-11	133	—
Sell	British Pound	Canadian Imperial Bank of Commerce	1,150	12-2-11	77	—
Sell	British Pound	Bank of New York Mellon (The)	1,270	12-9-11	1	—
Sell	British Pound	Bank of New York Mellon (The)	1,785	12-16-11	33	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	2,550	10-21-11	265	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	260	10-28-11	16	—
Sell	Canadian Dollar	State Street Global Markets	1,900	10-28-11	170	—
Sell	Canadian Dollar	Canadian Imperial Bank of Commerce	2,100	12-16-11	39	—
Sell	Japanese Yen	State Street Global Markets	21,650	10-5-11	—	13
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	41,000	10-19-11	—	21
					$1,151	$34

The following futures contracts were outstanding at September 30, 2011 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
S&P 500 E-mini	Short	12-16-11	200	$(11,260)	$658
S&P/Toronto Stock Exchange 60 Index	Short	12-16-11	85	(10,783)	678
				$(22,043)	$1,336

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted securities. At September 30, 2011, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Buried Hill Energy (Cyprus) Public Company Limited	5-1-07 to 4-17-08	70	$118	$140
Konarka Technologies, Inc., 8.0% Cumulative	8-31-07	68	211	118
			$329	$258

The total value of these securities represented 0.2% of net assets at September 30, 2011.

(C)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the total value of these securities amounted to $47 or 0.0% of net assets.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011.

(G)	Rate shown is the yield to maturity at September 30, 2011.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$224,538

Gross unrealized appreciation	1,628
Gross unrealized depreciation	(63,729)

Net unrealized depreciation	$(62,101)

SCHEDULE OF INVESTMENTS Growth (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.4%
Boeing Company (The)	227	$13,724
Precision Castparts Corp.	189	29,320

		43,044

Air Freight & Logistics – 1.3%
Expeditors International of Washington, Inc.	244	9,878

Application Software – 3.4%
Intuit Inc.	434	20,598
salesforce.com, inc. (A)	54	6,183

		26,781

Asset Management & Custody Banks – 2.6%
T. Rowe Price Group, Inc.	424	20,274

Auto Parts & Equipment – 2.5%
BorgWarner Inc. (A)	148	8,946
Gentex Corporation	458	11,015

		19,961

Automotive Retail – 2.5%
AutoZone, Inc. (A)	43	13,789
O’Reilly Automotive, Inc. (A)	89	5,943

		19,732

Broadcasting – 3.6%
CBS Corporation, Class B	1,211	24,688
Discovery Holding Company, Class A (A)	104	3,905

		28,593

Casinos & Gaming – 3.7%
Wynn Resorts, Limited	250	28,758

Communications Equipment – 3.4%
Juniper Networks, Inc. (A)	245	4,222
QUALCOMM Incorporated	463	22,494

		26,716

Computer Hardware – 8.0%
Apple Inc. (A)	165	63,008

Computer Storage & Peripherals – 0.2%
NetApp, Inc. (A)	57	1,918

Data Processing & Outsourced Services – 3.8%
MasterCard Incorporated, Class A	95	29,972

Environmental & Facilities Services – 0.8%
Stericycle, Inc. (A)	75	6,022

Fertilizers & Agricultural Chemicals – 2.5%
Monsanto Company	327	19,603

Footwear – 1.4%
NIKE, Inc., Class B	130	11,108

Health Care Equipment – 0.6%
Intuitive Surgical, Inc. (A)	13	4,699

Hotels, Resorts & Cruise Lines – 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	205	7,968

Industrial Gases – 3.0%
Praxair, Inc.	252	23,548

Industrial Machinery – 1.5%
Danaher Corporation	280	11,726

Internet Retail – 1.8%
Amazon.com, Inc. (A)	64	13,817

Internet Software & Services – 3.8%
Google Inc., Class A (A)	58	30,071

IT Consulting & Other Services – 3.1%
Cognizant Technology Solutions Corporation, Class A (A)	394	24,710

Life Sciences Tools & Services – 0.7%
Thermo Fisher Scientific Inc. (A)	114	5,768

Movies & Entertainment – 0.5%
Walt Disney Company (The)	132	3,981

Oil & Gas Equipment & Services – 8.3%
Halliburton Company	499	15,217
National Oilwell Varco, Inc.	420	21,518
Schlumberger Limited	480	28,655

		65,390

Packaged Foods & Meats – 1.4%
Mead Johnson Nutrition Company	159	10,972

Personal Products – 2.0%
Estee Lauder Companies Inc. (The), Class A	182	16,004

Pharmaceuticals – 4.8%
Allergan, Inc.	458	37,689

Restaurants – 6.0%
McDonald’s Corporation	172	15,123
Starbucks Corporation	849	31,645

		46,768

Semiconductor Equipment – 0.5%
Lam Research Corporation (A)	106	4,030

Semiconductors – 3.3%
ARM Holdings plc, ADR	165	4,197
Broadcom Corporation, Class A	176	5,872
Microchip Technology Incorporated	501	15,571

		25,640

Soft Drinks – 1.8%
Coca-Cola Company (The)	111	7,479
PepsiCo, Inc.	102	6,332

		13,811

Specialty Stores – 1.3%
Tiffany & Co.	171	10,400

Systems Software – 4.6%
Oracle Corporation	891	25,596
VMware, Inc., Class A (A)	136	10,956

		36,552

TOTAL COMMON STOCKS – 95.1%		$748,912
(Cost: $686,548)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 3.5%
Baxter International Inc.,
0.110%, 10–6–11 (B)	$3,000	3,000
Clorox Co.,
0.320%, 10–14–11 (B)	5,000	4,999
Danaher Corporation,
0.070%, 10–5–11 (B)	8,000	8,000
Diageo Capital plc (GTD by Diageo plc),
0.400%, 10–21–11 (B)	3,000	2,999
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.130%, 10–18–11 (B)	4,000	4,000
Wisconsin Electric Power Co.,
0.120%, 10–3–11 (B)	4,590	4,590

		27,588

Master Note – 0.5%
Toyota Motor Credit Corporation,
0.113%, 10–3–11 (C)	3,740	3,740

Municipal Obligations - Taxable – 0.2%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.120%, 10–3–11 (C)	1,815	1,815

TOTAL SHORT-TERM SECURITIES – 4.2%		$33,143
(Cost: $33,143)

TOTAL INVESTMENT SECURITIES – 99.3%		$782,055
(Cost: $719,691)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		5,423

NET ASSETS – 100.0%		$787,478

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$748,912	$—	$—
Short-Term Securities	—	33,143	—
Total	$748,912	$33,143	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$720,342

Gross unrealized appreciation	107,964
Gross unrealized depreciation	(46,251)

Net unrealized appreciation	$61,713

SCHEDULE OF INVESTMENTS High Income (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming – 0.0%
Pinnacle Entertainment, Inc. (A)	13	$114

Packaged Foods & Meats – 0.1%
Dole Food Company, Inc. (A)	18	177

Railroads – 0.3%
Kansas City Southern (A)	15	749

TOTAL COMMON STOCKS – 0.4%		$1,040
(Cost: $1,147)

PREFERRED STOCKS
Consumer Finance – 0.3%
Ally Financial Inc., Preferred 8.5%	18	308
GMAC Capital Trust I, Preferred 8.125%	22	401

		709

Trucking – 0.0%
Swift Services Holdings, Inc., 6.0% Cumulative (B)	15	117

TOTAL PREFERRED STOCKS – 0.3%		$826
(Cost: $1,129)

WARRANTS – 0.1%
Agricultural Products
ASG Consolidated LLC	1	$150

(Cost: $72)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.4%
Acquisition Co.,
10.000%, 6–1–17	$335	333
Ducommun Incorporated,
9.750%, 7–15–18 (B)	325	325
Kratos Defense & Security Solutions, Inc.,
10.000%, 6–1–17 (B)	419	417

		1,075

Agricultural Products – 1.1%
American Rock Salt Company LLC and American Rock Salt Capital Corporation,
8.250%, 5–1–18 (B)	195	171
American Seafoods Group LLC,
10.750%, 5–15–16 (B)	1,475	1,430
ASG Consolidated LLC,
15.000%, 5–15–17 (B)(C)	1,391	1,264

		2,865

Alternative Carriers – 2.7%
Level 3 Communications, Inc.:
11.875%, 2–1–19 (B)	2,965	2,816
8.125%, 7–1–19 (B)	2,051	1,813
Level 3 Financing, Inc.:
10.000%, 2–1–18	700	672
9.375%, 4–1–19 (B)	200	186
PAETEC Escrow Corporation,
9.875%, 12–1–18	1,160	1,215

		6,702

Apparel Retail – 1.1%
Burlington Coat Factory Investments Holdings, Inc.,
10.000%, 2–15–19 (B)	764	649
J.Crew Group, Inc.,
8.125%, 3–1–19	2,443	2,046

		2,695

Apparel, Accessories & Luxury Goods – 0.2%
Norcraft Companies, L.P. and Norcraft Finance Corp.,
10.500%, 12–15–15	590	538

Asset Management & Custody Banks – 0.4%
Nexeo Solutions, LLC,
8.375%, 3–1–18 (B)	1,037	1,024

Auto Parts & Equipment – 2.7%
Affinia Group Inc.:
9.000%, 11–30–14	290	280
10.750%, 8–15–16 (B)	1,656	1,689
Exide Technologies,
8.625%, 2–1–18	807	751
Icahn Enterprises L.P.,
8.000%, 1–15–18	2,721	2,710
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.,
7.750%, 1–15–16	980	979
Visteon Corporation,
6.750%, 4–15–19 (B)	440	396

		6,805

Automotive Manufacturers – 0.5%
Chrysler Group LLC and CG:
8.000%, 6–15–19 (B)	450	351
8.250%, 6–15–21 (B)	1,137	875

		1,226

Automotive Retail – 2.4%
Asbury Automotive Group, Inc.:
7.625%, 3–15–17	725	692
8.375%, 11–15–20	2,405	2,321
Sonic Automotive, Inc.,
9.000%, 3–15–18	2,940	2,948

		5,961

Broadcasting – 1.0%
Cumulus Media Inc.,
7.750%, 5–1–19 (B)	2,145	1,808
dcp LLC,
10.750%, 8–15–15 (B)	490	407
Gray Television, Inc.,
10.500%, 6–29–15	460	416

		2,631

Building Products – 0.7%
Ply Gem Holdings, Inc.,
8.250%, 2–15–18	2,050	1,671

Casinos & Gaming – 1.5%
Inn of the Mountain Gods Resort and Casino,
1.250%, 11–30–20	1,187	656
MGM MIRAGE:
11.375%, 3–1–18	600	600
9.000%, 3–15–20	400	416
MGM Resorts International,
10.000%, 11–1–16 (B)	560	531
Peninsula Gaming, LLC:
8.375%, 8–15–15	990	985
10.750%, 8–15–17	617	595

		3,783

Catalog Retail – 1.0%
QVC, Inc.,
7.500%, 10–1–19 (B)	2,330	2,481

Communications Equipment – 1.0%
Brightstar Corporation,
9.500%, 12–1–16 (B)	2,415	2,463

Construction & Farm Machinery & Heavy Trucks – 0.3%
ArvinMeritor, Inc.,
10.625%, 3–15–18	751	723
Greenbrier Companies, Inc., (The), Convertible,
3.500%, 4–1–18 (B)	200	143

		866

Construction Materials – 2.3%
Cemex Finance LLC,
9.500%, 12–14–16 (B)	1,050	761
Cemex SAB de CV,
9.000%, 1–11–18 (B)	1,100	745
Headwaters Incorporated,
7.625%, 4–1–19	1,340	1,025
Headwaters Incorporated, Convertible:
2.500%, 2–1–14	375	299
14.750%, 2–1–14 (B)	1,366	1,431
Hillman Group, Inc. (The):
10.875%, 6–1–18	1,005	995
10.875%, 6–1–18 (B)	402	398

		5,654

Consumer Finance – 2.7%
American General Finance Corporation,
6.900%, 12–15–17	500	360
Bankrate, Inc.,
11.750%, 7–15–15	1,397	1,566
Credit Acceptance Corporation:
9.125%, 2–1–17	640	630
9.125%, 2–1–17 (B)	270	265
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (B)	1,085	1,093
TMX Finance LLC and TitleMax Finance Corporation:
13.250%, 7–15–15 (B)	350	376
13.250%, 7–15–15	188	202
WM Holdings Finance Corp.:
11.500%, 10–1–18 (B)	959	882
13.750%, 10–1–19 (B)	1,495	1,368

		6,742

Consumer Products – 0.6%
Prestige Brands, Inc.,
8.250%, 4–1–18	1,417	1,445

Diversified Chemicals – 1.4%
Kinove German Bondco GmbH:
9.625%, 6–15–18 (B)	715	647
10.000%, 6–15–18 (B)(D)	EUR1,364	1,563
Styrolution Group GmbH,
7.625%, 5–15–16 (B)(D)	1,390	1,350

		3,560

Diversified Metals & Mining – 1.3%
FMG Resources Pty Ltd.:
7.000%, 11–1–15 (B)	$1,360	1,265
6.375%, 2–1–16 (B)	300	270
6.875%, 2–1–18 (B)	300	264
Taseko Mines Limited,
7.750%, 4–15–19	1,495	1,390

		3,189

Diversified Support Services – 0.6%
ARAMARK Holdings Corporation,
8.625%, 5–1–16 (B)	825	813
SITEL, LLC and SITEL Finance Corp.,
11.500%, 4–1–18	995	786

		1,599

Education Services – 4.0%
Laureate Education, Inc.:
10.000%, 8–15–15 (B)	1,750	1,715
10.250%, 8–15–15 (B)	5,328	5,249
11.750%, 8–15–17 (B)	3,040	3,116

		10,080

Electrical Components & Equipment – 0.3%
International Wire Group, Inc.,
9.750%, 4–15–15 (B)	800	786

Electronic Equipment & Instruments – 2.5%
CDW Escrow Corporation,
8.500%, 4–1–19 (B)	2,760	2,429
CDW LLC and CDW Finance Corporation,
12.535%, 10–12–17	3,990	3,810

		6,239

Electronic Manufacturing Services – 1.9%
Jabil Circuit, Inc.:
7.750%, 7–15–16	1,520	1,676
8.250%, 3–15–18	1,885	2,135
KEMET Corporation,
10.500%, 5–1–18	1,040	1,092

		4,903

Food Distributors – 1.3%
U.S. Foodservice, Inc.,
8.500%, 6–30–19 (B)	1,115	1,006
Viskase Companies, Inc.,
9.875%, 1–15–18 (B)	2,225	2,248

		3,254

Forest Products – 1.0%
Ainsworth Lumber Co. Ltd.,
11.000%, 7–29–15 (B)(C)	4,230	2,632

Health Care Equipment – 0.4%
Biomet, Inc.,
11.625%, 10–15–17	533	553
DJO Finance LLC and DJO Finance Corporation,
9.750%, 10–15–17 (B)	420	351

		904

Health Care Facilities – 3.2%
HCA Inc.,
8.000%, 10–1–18	900	879
HealthSouth Corporation,
8.125%, 2–15–20	1,371	1,285
INC Research, LLC,
11.500%, 7–15–19 (B)	375	335
Kindred Escrow Corp.,
8.250%, 6–1–19 (B)	756	577
Radiation Therapy Services, Inc.,
9.875%, 4–15–17	1,598	1,362
Tenet Healthcare Corporation,
6.875%, 11–15–31	2,303	1,750
United Surgical Partners International, Inc.,
8.875%, 5–1–17	2,000	2,000

		8,188

Health Care Services – 1.3%
Air Medical Group Holdings Inc.,
9.250%, 11–1–18 (B)	1,620	1,620
ExamWorks Group, Inc.,
9.000%, 7–15–19 (B)	599	560
OnCure Holdings, Inc.,
11.750%, 5–15–17	250	221
WP Rocket Merger Sub, Inc.,
10.125%, 7–15–19 (B)	830	789

		3,190

Health Care Supplies – 1.1%
IVD Acquisition Corporation,
11.125%, 8–15–19 (B)	2,913	2,833

Health Care Technology – 0.9%
MedAssets, Inc.,
8.000%, 11–15–18 (B)	2,248	2,141

Home Furnishings – 0.2%
Empire Today, LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (B)	340	311
Simmons Bedding Company,
11.250%, 7–15–15 (B)	300	309

		620

Household Products – 1.3%
Reynolds Group Holdings Limited:
7.125%, 4–15–19 (B)	950	884
9.000%, 4–15–19 (B)	1,880	1,598
7.875%, 8–15–19 (B)	446	430
9.875%, 8–15–19 (B)	255	224
8.250%, 2–15–21 (B)	280	221

		3,357

Human Resource & Employment Services – 0.4%
CDRT Merger Sub, Inc.,
8.125%, 6–1–19 (B)	985	911

Independent Power Producers & Energy Traders – 1.2%
Calpine Corporation,
7.875%, 1–15–23 (B)	285	275
NRG Energy, Inc.:
7.625%, 5–15–19 (B)	1,280	1,165
7.875%, 5–15–21 (B)	1,600	1,464

		2,904

Industrial Conglomerates – 0.5%
Pinafore, LLC and Pinafore, Inc.,
9.000%, 10–1–18 (B)	1,283	1,315

Industrial Machinery – 1.7%
CPM Holdings, Inc.,
10.625%, 9–1–14 (E)	1,250	1,325
RBS Global, Inc. and Rexnord LLC,
11.750%, 8–1–16	2,215	2,258
Tempel Steel Company,
12.000%, 8–15–16 (B)	637	599

		4,182

Internet Software & Services – 0.2%
Equinix, Inc.,
7.000%, 7–15–21	550	548

Investment Banking & Brokerage – 1.0%
E*TRADE Financial Corporation,
6.750%, 6–1–16	780	778
GFI Group Inc.,
8.375%, 7–19–18 (B)	1,735	1,614

		2,392

IT Consulting & Other Services – 2.0%
iGATE Corporation,
9.000%, 5–1–16 (B)	4,425	4,115
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19 (B)	1,089	1,035

		5,150

Leisure Facilities – 0.8%
Palace Entertainment Holdings, LLC,
8.875%, 4–15–17 (B)	2,242	2,051

Life & Health Insurance – 0.7%
CNO Financial Group, Inc.,
9.000%, 1–15–18 (B)	1,756	1,817

Metal & Glass Containers – 0.4%
Plastipak Holdings, Inc.,
10.625%, 8–15–19 (B)	1,070	1,113

Movies & Entertainment – 1.2%
AMC Entertainment Holdings, Inc.,
9.750%, 12–1–20	990	896
AMC Entertainment Inc.,
8.000%, 3–1–14	510	492
Cinemark USA, Inc.,
8.625%, 6–15–19	1,000	1,030
Regal Enertainment Group,
9.125%, 8–15–18	725	718

		3,136

Multi-Line Insurance – 0.4%
American International Group, Inc.,
8.175%, 5–15–58	1,135	1,002

Oil & Gas Drilling – 0.6%
RDS Ultra-Deepwater Ltd,
11.875%, 3–15–17 (B)	1,560	1,634

Oil & Gas Equipment & Services – 2.4%
Forbes Energy Services Ltd.,
9.000%, 6–15–19 (B)	1,415	1,309

Geokinetics Holdings USA, Inc.,
9.750%, 12–15–14	966	761
Global Geophysical Services, Inc.,
10.500%, 5–1–17	3,767	3,654
Thermon Industries, Inc.,
9.500%, 5–1–17	328	341

		6,065

Oil & Gas Exploration & Production – 0.4%
Quicksilver Resources Inc.:
11.750%, 1–1–16	600	648
7.125%, 4–1–16	400	352

		1,000

Oil & Gas Refining & Marketing – 2.7%
Energy Partners Ltd.,
8.250%, 2–15–18	2,516	2,315
Offshore Group Investment Limited:
11.500%, 8–1–15	3,390	3,491
11.500%, 8–1–15 (B)	740	762

		6,568

Other Diversified Financial Services – 0.6%
Bank of America Corporation:
8.000%, 12–29–49 (E)	1,450	1,233
8.125%, 12–29–49 (E)	426	362

		1,595

Packaged Foods & Meats – 1.5%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (B)	2,100	1,974
9.625%, 3–15–18 (B)	2,175	1,745

		3,719

Paper Packaging – 1.3%
Sealed Air Corporation:
8.125%, 9–15–19 (B)	1,626	1,642
8.375%, 9–15–21 (B)	1,689	1,706

		3,348

Paper Products – 0.3%
Appleton Papers Inc.,
10.500%, 6–15–15 (B)	720	706
Verso Paper Corp.,
8.750%, 2–1–19	142	98

		804

Pharmaceuticals – 1.1%
Capsugel FinanceCo S.C.A.,
9.875%, 8–1–19 (B)(D)	EUR1,879	2,342
ConvaTec Healthcare E S.A.,
10.500%, 12–15–18 (B)	$280	246
InVentiv Health, Inc.,
10.000%, 8–15–18 (B)	325	286

		2,874

Property & Casualty Insurance – 0.7%
Fidelity National Information Services, Inc.:
7.625%, 7–15–17	1,235	1,284
7.875%, 7–15–20	420	437

		1,721

Railroads – 1.0%
Kansas City Southern de Mexico, S.A. de C.V.:
8.000%, 2–1–18	1,990	2,119
6.625%, 12–15–20	420	433

		2,552

Regional Banks – 0.9%
CIT Group, Inc.,
7.000%, 5–2–17 (B)	2,330	2,260

Restaurants – 5.2%
CKE Holdings, Inc.,
10.500%, 3–14–16 (B)(C)	2,068	1,802
CKE Restaurants, Inc.,
11.375%, 7–15–18	3,174	3,301
Dave & Buster’s, Inc.,
0.000%, 2–15–16 (B)(F)	4,180	2,320
DineEquity, Inc.,
9.500%, 10–30–18	1,734	1,721
NPC International, Inc.,
9.500%, 5–1–14	4,192	4,120

		13,264

Security & Alarm Services – 0.5%
DynCorp International Inc.,
10.375%, 7–1–17	1,325	1,156

Semiconductor Equipment – 0.1%
Phototronics, Inc., Convertible,
3.250%, 4–1–16 (B)	170	151

Semiconductors – 0.4%
Freescale Semiconductor, Inc.,
8.050%, 2–1–20	302	273
Micron Technology, Inc., Convertible:
1.500%, 8–1–31 (B)	707	543
1.875%, 8–1–31 (B)	159	122

		938

Specialized Consumer Services – 0.7%
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19 (B)	1,944	1,750

Specialized Finance – 0.3%
PHH Corporation,
9.250%, 3–1–16	700	719

Specialized REITs – 0.9%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	2,696	2,319

Steel – 1.5%
Ryerson Inc.,
12.000%, 11–1–15	750	750
Severstal Columbus LLC,
10.250%, 2–15–18	720	734
WireCo WorldGroup Inc.,
9.750%, 5–15–17 (B)	2,090	2,111

		3,595

Systems Software – 1.1%
Atlantis Merger Sub, Inc. and SoftBrands, Inc.,
11.500%, 7–15–18 (B)	3,091	2,751

Thrifts & Mortgage Finance – 0.6%
Provident Funding Associates, L.P. and PFG Finance Corp.,
10.125%, 2–15–19 (B)	1,745	1,509

Trading Companies & Distributors – 0.6%
United Rentals (North America), Inc.,
8.375%, 9–15–20	1,590	1,459

Wireless Telecommunication Service – 1.2%
Cricket Communications, Inc.,
7.750%, 10–15–20	695	605
Digicel Group Limited:
8.250%, 9–1–17 (B)	284	267
10.500%, 4–15–18 (B)	928	914
MetroPCS Wireless, Inc.,
6.625%, 11–15–20	810	713
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (B)	685	582

		3,081

TOTAL CORPORATE DEBT SECURITIES – 82.4%		$207,455
(Cost: $222,154)

MUNICIPAL BONDS - TAXABLE – 0.6%
Arizona
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
0.975%, 1–1–37 (E)	2,175	$1,398

(Cost: $1,402)

SENIOR LOANS
Application Software – 0.3%
Blackboard, Inc.,
7.500%, 6–30–18 (E)	750	696

Building Products – 2.4%
Goodman Global, Inc.,
9.000%, 10–6–17 (E)	5,945	5,948

Casinos & Gaming – 0.1%
Revel AC, Inc.,
9.000%, 1–24–17 (E)	350	288

Communications Equipment – 0.1%
Mitel Networks Corporation,
7.303%, 8–15–15 (E)	224	203

Diversified Support Services – 3.4%
Advantage Sales & Marketing, Inc.,
9.250%, 5–29–18 (E)	5,184	4,963
Applied Systems, Inc.,
9.250%, 5–17–17 (E)	215	208
N.E.W. Holdings I, LLC,
9.500%, 3–5–17 (E)	3,675	3,588

		8,759

Environmental & Facilities Services – 0.4%
K2 Pure Solutions Nocal, L.P.,
10.000%, 7–20–15 (E)	998	948

Food Distributors – 0.4%
Fairway Group Acquisition Company,
7.500%, 2–11–17 (E)	936	881
U.S. Foodservice, Inc.:
2.730%, 7–3–14 (E)	33	30
2.740%, 7–3–14 (E)	97	89

		1,000

Health Care Equipment – 0.3%
Immucor, Inc.,
7.250%, 7–2–18 (E)	750	738

Health Care Facilities – 0.8%
National Surgical Hospitals, Inc.:
8.250%, 1–4–17 (E)	1,843	1,760
0.000%, 2–3–17 (E)(F)	323	308

		2,068

Home Furnishings – 0.7%
Spring Windows Fashions, LLC,
11.250%, 4–27–18 (E)	1,800	1,710

Hypermarkets & Super Centers – 0.5%
Roundy’s Supermarkets, Inc.,
10.000%, 4–5–16 (E)	1,195	1,167

Independent Power Producers & Energy Traders – 0.9%
Texas Competitive Electric Holdings Company, LLC:
4.726%, 10–10–17 (E)	1,595	1,061
4.772%, 10–10–17 (E)	1,696	1,129

		2,190

Internet Software & Services – 0.5%
Nextag, Inc.,
7.000%, 12–29–17 (E)	1,396	1,291

IT Consulting & Other Services – 0.7%
Presidio, Inc.,
7.250%, 3–31–17 (E)	1,663	1,604
Vertafore, Inc.,
9.750%, 10–18–17 (E)	222	212

		1,816

TOTAL SENIOR LOANS – 11.5%		$28,822
(Cost: $30,227)

SHORT-TERM SECURITIES
Commercial Paper – 3.2%
Clorox Co.,
0.340%, 10–6–11 (G)	3,068	3,068
Diageo Capital plc (GTD by Diageo plc),
0.400%, 10–21–11 (G)	3,000	2,999
Shell International Finance B.V. and Royal Dutch Shell plc (GTD by Royal Dutch Shell plc),
0.070%, 10–24–11 (G)	2,000	2,000

		8,067

Master Note – 1.1%
Toyota Motor Credit Corporation,
0.113%, 10–3–11 (H)	2,777	2,777

Municipal Obligations - Taxable – 0.2%
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation),
0.100%, 10–3–11 (H)	575	575

TOTAL SHORT-TERM SECURITIES – 4.5%		$11,419
(Cost: $11,419)

TOTAL INVESTMENT SECURITIES – 99.8%		$251,110
(Cost: $267,550)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		416

NET ASSETS – 100.0%		$251,526

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,040	$—	$—
Preferred Stocks	709	117	—
Warrants	—	—	150
Corporate Debt Securities	—	206,856	599
Municipal Bonds	—	1,398	—
Senior Loans	—	22,492	6,330
Short-Term Securities	—	11,419	—
Total	$1,749	$242,282	$7,079
Forward Foreign Currency Contracts	$—	$546	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Preferred Stocks	Warrants	Corporate Debt Securities	Senior Loans
Beginning Balance 1–1–11	$540	$150	$8,715	$16,078
Net realized gain (loss)	—	—	—	115
Net unrealized appreciation (depreciation)	—	—	(19)	(287)
Purchases	—	—	618	6,262
Sales	—	—	—	(6,071)
Transfers into Level 3 during the period	—	—	—	—
Transfers out of Level 3 during the period	(540)	—	(8,715)	(9,767)
Ending Balance 9–30–11	$—	$150	$599	$6,330
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9–30–11	$—	$—	$(19)	$(153)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2011.

The following forward foreign currency contracts were outstanding at September 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation		Unrealized Depreciation
Sell	Euro	Deutsche Bank AG	95	11-15-11	$7		$—
Sell	Euro	Deutsche Bank AG	70	12-15-11	5		—
Sell	Euro	Deutsche Bank AG	94	2-1-12	9		—
Sell	Euro	Deutsche Bank AG	95	5-15-12	6		—
Sell	Euro	Deutsche Bank AG	70	6-15-12	4		—
Sell	Euro	Deutsche Bank AG	93	8-1-12	8		—
Sell	Euro	Deutsche Bank AG	95	11-15-12	6		—
Sell	Euro	Deutsche Bank AG	70	12-17-12	4		—
Sell	Euro	Deutsche Bank AG	94	2-1-13	7		—
Sell	Euro	Deutsche Bank AG	95	5-15-13	5		—
Sell	Euro	Deutsche Bank AG	70	6-17-13	4		—
Sell	Euro	Deutsche Bank AG	94	8-1-13	7		—
Sell	Euro	Deutsche Bank AG	95	11-15-13	4		—
Sell	Euro	Deutsche Bank AG	70	12-16-13	3		—
Sell	Euro	Deutsche Bank AG	94	2-3-14	6		—
Sell	Euro	Deutsche Bank AG	95	5-15-14	4		—
Sell	Euro	Deutsche Bank AG	70	6-16-14	2		—
Sell	Euro	Deutsche Bank AG	94	8-1-14	6		—
Sell	Euro	Morgan Stanley International	84	11-14-14	4		—
Sell	Euro	Deutsche Bank AG	11	11-17-14	—	*	—
Sell	Euro	Deutsche Bank AG	70	12-15-14	2		—
Sell	Euro	Deutsche Bank AG	94	2-2-15	6		—
Sell	Euro	Deutsche Bank AG	1,189	5-15-15	54		—
Sell	Euro	Deutsche Bank AG	70	6-15-15	3		—
Sell	Euro	Deutsche Bank AG	94	8-3-15	6		—
Sell	Euro	Deutsche Bank AG	11	11-16-15	—	*	—
Sell	Euro	Deutsche Bank AG	70	12-15-15	4		—
Sell	Euro	Deutsche Bank AG	94	2-1-16	6		—
Sell	Euro	Deutsche Bank AG	301	5-16-16	15		—
Sell	Euro	Deutsche Bank AG	70	6-15-16	4		—
Sell	Euro	Deutsche Bank AG	94	8-1-16	6		—
Sell	Euro	Deutsche Bank AG	70	12-15-16	4		—
Sell	Euro	Deutsche Bank AG	94	2-1-17	7		—
Sell	Euro	Deutsche Bank AG	70	6-15-17	4		—
Sell	Euro	Deutsche Bank AG	94	8-1-17	7		—
Sell	Euro	Deutsche Bank AG	70	12-15-17	5		—
Sell	Euro	Deutsche Bank AG	94	2-1-18	8		—
Sell	Euro	Deutsche Bank AG	1,454	6-15-18	106		—
Sell	Euro	Deutsche Bank AG	94	8-1-18	8		—
Sell	Euro	Deutsche Bank AG	94	2-1-19	8		—
Sell	Euro	Deutsche Bank AG	2,000	8-1-19	182		—
					$546		$—

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the total value of these securities amounted to $116,119 or 46.2% of net assets.

(C)	Payment-in-kind bonds.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011.

(F)	Zero coupon bond.

(G)	Rate shown is the yield to maturity at September 30, 2011.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$267,557

Gross unrealized appreciation	1,943
Gross unrealized depreciation	(18,390)

Net unrealized depreciation	$(16,447)

SCHEDULE OF INVESTMENTS International Core Equity (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 10.6%
Foster’s Group Limited	876	$4,446
Myer Holdings Limited	2,759	5,369
Newcrest Mining Limited	288	9,503
Orica Limited	233	5,228
QBE Insurance Group Limited	412	5,060
Telstra Corporation Limited	6,014	17,911
Toll Holdings Limited	907	3,805

		51,322

Brazil – 0.2%
Vivo Participacoes S.A., ADR	36	959

China – 5.3%
China Construction Bank Corporation	8,093	4,895
China Unicom Limited	4,500	9,149
SINA Corporation (A)	66	4,705
ZTE Corporation, H Shares	2,427	6,874

		25,623

Denmark – 0.3%
PANDORA Holding A/S	134	896
PANDORA Holding A/S (B)	109	724

		1,620

France – 15.0%
Alstom	180	5,925
Cap Gemini S.A.	186	6,184
Danone	176	10,849
Safran	175	5,347
Sanofi-Aventis	195	12,842
Total S.A.	456	20,116
Vivendi Universal	544	11,084

		72,347

Germany – 4.3%
Bayer AG	156	8,581
DaimlerChrysler AG, Registered Shares	138	6,147
Dialog Semiconductor plc (A)	361	6,111

		20,839

Hong Kong – 1.8%
Cheung Kong (Holdings) Limited	780	8,456

Israel – 2.7%
Bezeq - Israel Telecommunication Corp., Ltd. (The)	2,598	4,860
Teva Pharmaceutical Industries Limited, ADR	218	8,132

		12,992

Italy – 0.9%
Saipem S.p.A.	125	4,372

Japan – 11.1%
Chiyoda Corporation	555	5,411
Hoya Corporation	100	2,316
Kao Corporation	292	8,125
Mitsubishi Corporation	325	6,613
Mitsubishi Electric Corporation	548	4,854
Nissin Kogyo Co., Ltd.	604	9,043
Softbank Corp.	325	9,504
Tokyo Gas Co., Ltd.	1,646	7,645

		53,511

Mexico – 1.4%
America Movil, S.A. de C.V.	313	6,904

Netherlands – 4.5%
Fugro N.V.	116	5,835
Koninklijke Ahold N.V.	707	8,316
Koninklijke KPN N.V.	559	7,365

		21,516

Singapore – 1.5%
United Overseas Bank Limited	558	7,175

Sweden – 2.5%
Tele2 AB	371	6,717
Telefonaktiebolaget LM Ericsson, B Shares	564	5,417

		12,134

Switzerland – 5.0%
Credit Suisse Group AG, Registered Shares	286	7,487
Novartis AG, Registered Shares	136	7,623
Syngenta AG	25	6,572
TEMENOS Group AG (A)	185	2,493

		24,175

Taiwan – 4.5%
Advanced Semiconductor Engineering, Inc.	6,358	5,421
High Tech Computer Corp.	219	4,809
Hon Hai Precision Ind. Co., Ltd.	210	468
Taiwan Semiconductor Manufacturing Company Ltd.	2,342	5,271
Unimicron Technology Corp.	4,036	5,645

		21,614

United Kingdom – 16.6%
Barclays plc	2,331	5,717
Barclays plc (B)	733	1,798
HSBC Holdings plc	677	5,186
Invensys plc, ADR	1,547	5,388
Prudential plc	735	6,309
Rolls-Royce Group plc	720	6,615
Royal Dutch Shell plc, Class A	366	11,276
Unilever plc	504	15,776
Vodafone Group plc	2,838	7,314
WPP Group plc	875	8,109
Xstrata plc	461	5,815

		79,303

United States – 1.5%
InBev NV	140	7,453

TOTAL COMMON STOCKS – 89.7%		$432,315
(Cost: $507,328)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 7.4%
Bemis Company, Inc., 0.330%, 10–5–11 (C)	$5,000	5,000
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.120%, 10–18–11 (C)	3,000	3,000
Danaher Corporation, 0.070%, 10–5–11 (C)	4,000	4,000
John Deere Credit Limited (GTD by John Deere Capital Corporation), 0.100%, 10–7–11 (C)	5,000	5,000

Mattel Inc., 0.310%, 10–17–11 (C)	5,000	4,999
Sara Lee Corporation, 0.280%, 10–18–11 (C)	7,000	6,998
Shell International Finance B.V. and Royal Dutch Shell plc (GTD by Royal Dutch Shell plc), 0.070%, 10–24–11 (C)	4,000	4,000
St. Jude Medical, Inc., 0.210%, 10–27–11 (C)	3,000	3,000

		35,997

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.113%, 10–3–11 (D)	1,165	1,165

Municipal Obligations - Taxable – 1.3%
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-A (GTD by Bank of America, N.A.), 0.100%, 10-3-11 (D)	2,864	2,864
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.), 0.180%, 10-3-11 (D)	3,000	3,000

		5,864

TOTAL SHORT-TERM SECURITIES – 8.9%		$43,026
(Cost: $43,026)

TOTAL INVESTMENT SECURITIES – 98.6%		$475,341
(Cost: $550,354)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		6,684

NET ASSETS – 100.0%		$482,025

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Health Care	$8,132	$29,047	$—
Information Technology	4,705	51,009	—
Telecommunication Services	7,863	62,820	—
Other Sectors	—	268,739	—
Total Common Stocks	$20,700	$411,615	$—
Short-Term Securities	—	43,026	—
Total	$20,700	$454,641	$—
Forward Foreign Currency Contracts	$—	$3,266	$—

During the period ended September 30, 2011, securities totaling $263,034 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to foreign securities due to significant market movement of the S&P 500 on September 30, 2011.

The following forward foreign currency contracts were outstanding at September 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Australian Dollar	Goldman Sachs International	24,500	11-10-11	$1,605	$—
Sell	Euro	Goldman Sachs International	36,200	6-19-12	1,661	—
					$3,266	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the total value of these securities amounted to $2,522 or 0.5% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$550,744

Gross unrealized appreciation	9,263
Gross unrealized depreciation	(84,666)

Net unrealized depreciation	$(75,403)

SCHEDULE OF INVESTMENTS International Growth (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 5.7%
Coca-Cola Amatil Limited	318	$3,639
David Jones Limited	847	2,435
Orica Limited	147	3,297
Telstra Corporation Limited	2,603	7,754

		17,125

Canada – 1.0%
Canadian Natural Resources Limited	107	3,145

China – 6.2%
China Unicom Limited	3,092	6,286
SINA Corporation (A)	36	2,556
Tingyi Holding Corp.	1,440	3,530
Wynn Macau, Limited	2,700	6,387

		18,759

France – 8.6%
Danone	94	5,769
LVMH Moet Hennessy - Louis Vuitton	32	4,274
Pinault-Printemps-Redoute S.A.	44	5,704
Safran	100	3,060
Vinci	166	7,112

		25,919

Germany – 10.6%
adidas AG	109	6,639
Bayer AG	106	5,825
Fresenius SE & Co. KGaA	87	7,715
Linde AG	40	5,294
MTU Aero Engines Holding AG	55	3,432
Siemens AG	31	2,794

		31,699

Hong Kong – 1.4%
Yue Yuen Industrial (Holdings) Limited	1,653	4,275

India – 0.8%
Infrastructure Development Finance Company Limited	653	1,466
Infrastructure Development Finance Company Limited (B)	453	1,017

		2,483

Israel – 1.5%
Teva Pharmaceutical Industries Limited, ADR	119	4,425

Italy – 1.5%
Saipem S.p.A.	127	4,459

Japan – 11.5%
Canon Inc.	81	3,664
Honda Motor Co., Ltd.	105	3,082
JGC Corporation	149	3,644
KONAMI Corporation	152	5,110
Mitsubishi Corporation	256	5,206
Mitsubishi Electric Corporation	365	3,233
Mitsui & Co., Ltd.	330	4,780
Nissin Kogyo Co., Ltd.	270	4,040
ORIX Corporation	21	1,631

		34,390

Luxembourg – 1.3%
Tenaris S.A.	317	3,993

Mexico – 1.5%
Grupo Modelo, S.A.B. de C.V., Series C	810	4,580

Netherlands – 2.9%
ASML Holding N.V., Ordinary Shares	82	2,843
Unilever N.V., Certicaaten Van Aandelen	185	5,848

		8,691

Norway – 1.4%
Seadrill Limited	157	4,323

Sweden – 2.9%
Tele2 AB	253	4,581
Telefonaktiebolaget LM Ericsson, B Shares	431	4,141

		8,722

Switzerland – 5.9%
ABB Ltd	268	4,579
Credit Suisse Group AG, Registered Shares	111	2,897
Swatch Group Ltd (The), Bearer Shares	7	2,211
Syngenta AG	22	5,756
TEMENOS Group AG (A)	179	2,421

		17,864

United Kingdom – 15.0%
Barclays plc	2,037	4,996
British American Tobacco plc	137	5,783
Diageo plc	356	6,785
Experian plc	454	5,097
GlaxoSmithKline plc	307	6,326
Meggitt plc	707	3,658
Prudential plc	344	2,957
Rio Tinto plc	63	2,802
Virgin Media Inc.	143	3,483
Xstrata plc	220	2,776

		44,663

United States – 8.5%
Apple Inc. (A)	31	11,764
InBev NV	92	4,903
QUALCOMM Incorporated	87	4,249
Schlumberger Limited	75	4,486

		25,402

TOTAL COMMON STOCKS – 88.2%		$264,917
(Cost: $287,188)

PREFERRED STOCKS – 1.6%
Germany
Volkswagen AG	37	$4,846

(Cost: $6,882)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.0%
Danaher Corporation, 0.120%, 10–7–11 (C)	$5,000	5,000
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.130%, 10–18–11 (C)	4,000	4,000

		9,000

Master Note – 1.3%
Toyota Motor Credit Corporation, 0.113%, 10–3–11 (D)	3,760	3,760

Municipal Obligations - Taxable – 3.9%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.), 0.110%, 10–7–11 (D)	2,000	2,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.100%, 10–3–11 (D)	10,000	10,000

		12,000

TOTAL SHORT-TERM SECURITIES – 8.2%		$24,760
(Cost: $24,760)

TOTAL INVESTMENT SECURITIES – 98.0%		$294,523
(Cost: $318,830)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.0%		6,055

NET ASSETS – 100.0%		$300,578

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$3,483	$39,047	$—
Consumer Staples	4,580	36,257	—
Energy	7,631	12,775	—
Health Care	4,425	19,866	—
Information Technology	18,569	18,179	—
Other Sectors	—	100,105	—
Total Common Stocks	$38,688	$226,229	$—
Preferred Stocks	—	4,846	—
Short-Term Securities	—	24,760	—
Total	$38,688	$255,835	$—
Forward Foreign Currency Contracts	$—	$845	$—
Liabilities
Swap Agreements	$—	$884	$—

During the period ended September 30, 2011, securities totaling $177,393 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to foreign securities due to significant market movement of the S&P 500 on September 30, 2011.

The following forward foreign currency contracts were outstanding at September 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	31,900	3-13-12	$845	$—

The following total return swap agreements were outstanding at September 30, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	$3,118	Ping An Insurance (Group) Company of China, Ltd.	10-21-11	USD LIBOR + 0.700%	$(884)

#	The Portfolio pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Portfolio will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the total value of these securities amounted to $1,017 or 0.3% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$318,896

Gross unrealized appreciation	12,684
Gross unrealized depreciation	(37,057)
Net unrealized depreciation	$(24,373)

SCHEDULE OF INVESTMENTS Limited-Term Bond (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 0.4%
Bombardier Inc.,
7.500%, 3–15–18 (A)	$750	$791

Air Freight & Logistics – 0.8%
FedEx Corporation,
7.375%, 1–15–14	1,500	1,698

Airlines – 0.5%
Southwest Airlines Co.,
6.500%, 3–1–12	1,000	1,021

Apparel Retail – 1.1%
Limited Brands, Inc.,
8.500%, 6–15–19	2,000	2,260

Broadcasting – 1.2%
CBS Corporation,
8.200%, 5–15–14	2,200	2,530

Cable & Satellite – 2.0%
DirecTV Holdings LLC and DirecTV Financing Co.,
7.625%, 5–15–16	2,000	2,150
Time Warner Cable Inc.,
3.500%, 2–1–15	2,000	2,081

		4,231

Computer & Electronics Retail – 0.5%
Best Buy Co., Inc.,
6.750%, 7–15–13	1,000	1,073

Construction & Farm Machinery & Heavy Trucks – 1.0%
Caterpillar Inc.,
1.375%, 5–27–14	2,000	2,014

Consumer Finance – 2.1%
American Express Credit Corporation,
2.750%, 9–15–15	2,000	2,011
Capital One Financial Corporation,
2.125%, 7–15–14	1,500	1,486
USAA Capital Corporation,
1.050%, 9–30–14 (A)	1,000	997

		4,494

Data Processing & Outsourced Services – 0.8%
Western Union Company (The),
6.500%, 2–26–14	1,500	1,654

Distillers & Vintners – 0.8%
Diageo Capital plc,
5.750%, 10–23–17	1,500	1,753

Diversified Banks – 4.4%
Bank of New York Mellon Corporation (The),
1.500%, 1–31–14	2,000	2,016
Bank of Nova Scotia (The),
2.375%, 12–17–13	1,500	1,542
Barclays Bank plc,
2.375%, 1–13–14	1,500	1,468
HSBC Bank plc,
3.100%, 5–24–16 (A)	2,000	1,990
Wells Fargo & Company,
3.676%, 6–15–16 (B)	2,000	2,082

		9,098

Diversified Capital Markets – 0.5%
Deutsche Bank AG,
3.250%, 1–11–16	1,000	981

Diversified Chemicals – 2.0%
Dow Chemical Company, (The),
5.900%, 2–15–15	2,000	2,209
E.I. du Pont de Nemours and Company,
2.750%, 4–1–16	2,000	2,101

		4,310

Diversified Metals & Mining – 2.8%
BHP Billiton plc and BHP Billiton Limited,
5.250%, 12–15–15	2,000	2,292
Freeport-McMoRan Copper & Gold Inc.,
8.375%, 4–1–17	2,000	2,145
Rio Tinto Finance (USA) Limited,
2.250%, 9–20–16	1,500	1,498

		5,935

Drug Retail – 0.8%
CVS Caremark Corporation,
3.250%, 5–18–15	1,675	1,764

Electric Utilities – 3.9%
Carolina Power & Light Company,
5.125%, 9–15–13	2,000	2,160
Great Plains Energy Incorporated,
2.750%, 8–15–13	2,000	2,035
National Rural Utilities Cooperative Finance Corporation:
1.125%, 11–1–13	1,000	1,002
1.900%, 11–1–15	1,000	1,003
Oncor Electric Delivery Company LLC:
6.375%, 5–1–12	1,000	1,030
5.950%, 9–1–13	1,000	1,077

		8,307

Electronic Manufacturing Services – 1.0%
Jabil Circuit, Inc.,
7.750%, 7–15–16	2,000	2,205

Environmental & Facilities Services – 3.0%
Allied Waste North America, Inc.,
6.875%, 6–1–17	2,000	2,138
Waste Management, Inc.:
6.375%, 11–15–12	2,050	2,171
6.100%, 3–15–18	2,000	2,308

		6,617

Health Care Equipment – 1.0%
Stryker Corporation,
2.000%, 9–30–16	2,000	2,011

Health Care Services – 1.8%
Medco Health Solutions, Inc.,
2.750%, 9–15–15	2,000	2,012
Quest Diagnostics Incorporated,
3.200%, 4–1–16	2,000	2,077

		4,089

Health Care Supplies – 0.5%
DENTSPLY International Inc.,
2.750%, 8–15–16	1,000	1,008

Industrial Conglomerates – 1.4%
General Electric Capital Corporation,
2.950%, 5–9–16	3,000	3,009

Industrial Machinery – 0.3%
Illinois Tool Works Inc.,
5.150%, 4–1–14	540	591

Integrated Telecommunication Services – 2.1%
AT&T Inc.,
2.400%, 8–15–16	1,000	1,010
Deutsche Telekom International Finance B.V.,
4.875%, 7–8–14	1,000	1,067
Verizon Communications Inc.,
3.000%, 4–1–16	2,250	2,354

		4,431

Investment Banking & Brokerage – 2.0%
Goldman Sachs Group, Inc. (The),
3.625%, 2–7–16	2,000	1,948
Morgan Stanley,
4.100%, 1–26–15	2,500	2,385

		4,333

Life & Health Insurance – 1.2%
MetLife Global Funding I,
2.500%, 9–29–15 (A)	1,500	1,513
Prudential Financial, Inc.,
4.750%, 9–17–15	1,000	1,044

		2,557

Movies & Entertainment – 0.8%
Viacom Inc.,
4.375%, 9–15–14	1,600	1,710

Oil & Gas Equipment & Services – 0.9%
Schlumberger Investment SA (GTD by Schlumberger Limited),
1.950%, 9–14–16 (A)	2,000	1,990

Oil & Gas Exploration & Production – 1.0%
EOG Resources, Inc.,
2.500%, 2–1–16	2,000	2,043

Oil & Gas Storage & Transportation – 1.8%
DCP Midstream Operating, LP,
3.250%, 10–1–15	1,500	1,507
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	2,000	2,263

		3,770

Other Diversified Financial Services – 3.4%
Bank of America Corporation,
3.625%, 3–17–16	2,000	1,822
ING Bank NV,
2.375%, 6–9–14 (A)	2,500	2,425
JPMorgan Chase & Co.,
3.150%, 7–5–16	3,000	2,982

		7,229

Packaged Foods & Meats – 2.1%
General Mills, Inc.,
5.250%, 8–15–13	2,000	2,157
Kraft Foods Inc.,
4.125%, 2–9–16	2,000	2,131

		4,288

Pharmaceuticals – 0.7%
Roche Holdings Ltd,
5.000%, 3–1–14 (A)	1,270	1,397

Property & Casualty Insurance – 2.0%
Berkshire Hathaway Inc.,
2.200%, 8–15–16	2,000	2,014
Fidelity National Financial, Inc.,
6.600%, 5–15–17	2,000	2,109

		4,123

Regional Banks – 1.0%
PNC Funding Corp,
4.250%, 9–21–15	2,000	2,161

Restaurants – 0.3%
YUM! Brands, Inc.,
4.250%, 9–15–15	555	596

Semiconductors – 0.8%
Broadcom Corporation,
1.500%, 11–1–13 (A)	1,669	1,672

Specialty Chemicals – 1.1%
Lubrizol Corporation (The),
5.500%, 10–1–14	2,000	2,245

Systems Software – 1.1%
CA, Inc.,
6.125%, 12–1–14	2,000	2,225

Wireless Telecommunication Service – 1.9%
America Movil, S.A.B. de C.V.:
3.625%, 3–30–15	2,000	2,070
2.375%, 9–8–16	1,000	967
American Tower Corporation,
4.625%, 4–1–15	1,000	1,061

		4,098

TOTAL CORPORATE DEBT SECURITIES – 58.8%		$124,312
(Cost: $124,173)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.7%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10–1–18	1,250	1,471

North Carolina – 0.7%
Charlotte-Mecklenburg Hosp Auth, Spl Oblig Bonds, Ser 2003,
5.000%, 8–1–13	1,380	1,436

Rhode Island – 1.0%
Providence Hlth & Svc Oblig Group, Direct Oblig Notes, Ser 2009A,
5.050%, 10–1–14	2,000	2,193

TOTAL MUNICIPAL BONDS – TAXABLE – 2.4%		$5,100
(Cost: $5,002)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 7.3%
Federal Home Loan Bank:
1.750%, 9–22–14	3,000	3,019
1.750%, 9–11–15	2,000	2,061
3.500%, 3–22–16	2,000	2,089
Federal National Mortgage Association:
1.150%, 4–14–14	3,000	3,001
2.375%, 7–28–15	2,000	2,106
1.725%, 9–14–15	2,000	2,020
2.000%, 12–30–15	1,000	1,038

		15,334

Mortgage-Backed Obligations – 16.1%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–20	1,402	1,498
5.500%, 12–1–24	3,576	3,876
Federal National Mortgage Association Agency REMIC/CMO:
3.000%, 3–15–25	1,847	1,923
4.000%, 4–15–25	2,645	2,790
4.000%, 5–25–39	1,177	1,253
3.000%, 11–25–39	1,648	1,706
4.000%, 11–25–39	2,558	2,701
4.750%, 12–15–40	2,342	2,548
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 8–1–18	3,366	3,587
5.000%, 12–1–19	1,014	1,098
5.500%, 10–1–21	3,392	3,690
5.500%, 11–1–22	1,303	1,417
5.000%, 4–1–24	983	1,072
5.000%, 9–1–33	1,904	2,057
Government National Mortgage Association Agency REMIC/CMO,
4.000%, 10–16–32	2,764	2,886

		34,102

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 23.4%		$49,436
(Cost: $48,717)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 12.7%
United States Treasury Notes:
2.375%, 8–31–14	5,000	5,283
1.250%, 8–31–15	5,000	5,119
1.750%, 5–31–16	6,000	6,244
1.500%, 7–31–16	5,000	5,138
1.500%, 8–31–18	5,000	5,030

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 12.7%		$26,814
(Cost: $26,242)

SHORT-TERM SECURITIES
Master Note – 2.0%
Toyota Motor Credit Corporation, 0.113%, 10–3–11 (C)	4,184	4,184

Municipal Obligations – Taxable – 0.3%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.120%, 10–3–11 (C)	732	732

TOTAL SHORT-TERM SECURITIES – 2.3%		$4,916
(Cost: $4,916)

TOTAL INVESTMENT SECURITIES – 99.6%		$210,578
(Cost: $209,050)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		822

NET ASSETS – 100.0%		$211,400

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$124,312	$—
Municipal Bonds	—	5,100	—
United States Government Agency Obligations	—	49,436	—
United States Government Obligations	—	26,814	—
Short-Term Securities	—	4,916	—
Total	$—	$210,578	$—
There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the total value of these securities amounted to $12,775 or 6.0% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$209,050

Gross unrealized appreciation	2,390
Gross unrealized depreciation	(862)

Net unrealized appreciation	$1,528

SCHEDULE OF INVESTMENTS
Micro Cap Growth (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 2.5%
interclick, Inc. (A)	56	$309
MDC Partners Inc., Class A	37	536
ReachLocal, Inc. (A)	13	145

		990

Air Freight & Logistics – 0.7%
Pacer International, Inc. (A)	77	288

Apparel Retail – 1.4%
bebe stores, inc.	59	393
Francesca’s Holdings Corporation (A)	8	163

		556

Application Software – 5.9%
Callidus Software Inc. (A)	129	596
ClickSoftware Technologies Ltd.	23	178
Kenexa Corporation (A)	12	192
NetScout Systems, Inc. (A)	37	424
RealPage, Inc. (A)	30	611
Tangoe, Inc. (A)	30	339

		2,340

Biotechnology – 3.3%
Achillion Pharmaceuticals, Inc. (A)	77	363
ArQule, Inc. (A)	31	157
Astex Pharmaceuticals, Inc. (A)	105	202
Idenix Pharmaceuticals, Inc. (A)	52	259
SciClone Pharmaceuticals, Inc. (A)	84	320

		1,301

Catalog Retail – 0.5%
ValueVision Media, Inc. (A)	90	212

Communications Equipment – 3.4%
Digi International Inc. (A)	27	297
Ixia (A)	35	268
Meru Networks, Inc. (A)	13	108
Procera Networks, Inc. (A)	73	698

		1,371

Computer Hardware – 1.0%
Silicon Graphics, Inc. (A)	33	396

Computer Storage & Peripherals – 1.6%
OCZ Technology Group, Inc. (A)	135	653

Construction & Farm Machinery & Heavy Trucks – 4.9%
Commercial Vehicle Group, Inc. (A)	34	221
Twin Disc, Incorporated	11	291
Wabash National Corporation (A)	59	283
Westport Innovations Inc. (A)	40	1,157

		1,952

Consumer Electronics – 1.1%
SGOCO Technology Ltd. (A)	51	130
Skullcandy, Inc. (A)	23	322

		452

Distillers & Vintners – 0.1%
China New Borun Corporation, ADR (A)	15	50

Electronic Components – 0.4%
BCD Semiconductor Manufacturing Limited, ADR (A)	32	158

Electronic Equipment & Instruments – 1.3%
FARO Technologies, Inc. (A)	17	530

Electronic Manufacturing Services – 1.8%
Fabrinet (A)	24	439
Maxwell Technologies, Inc. (A)	15	271

		710

Food Distributors – 0.8%
Chefs’ Warehouse Holdings, LLC (The) (A)	26	309

Food Retail – 0.8%
Fresh Market, Inc. (The) (A)	8	305

General Merchandise Stores – 1.1%
Gordmans Stores, Inc. (A)	36	429

Health Care Equipment – 4.0%
ABIOMED, Inc. (A)	36	393
Spectranetics Corporation (The) (A)	106	758
Synovis Life Technologies, Inc. (A)	29	476

		1,627

Health Care Services – 1.3%
Epocrates, Inc. (A)	26	233
ExamWorks Group, Inc. (A)	29	292

		525

Health Care Supplies – 3.9%
Quidel Corporation (A)	59	972
Rochester Medical Corporation (A)	24	186
Synergetics USA, Inc. (A)	72	389

		1,547

Health Care Technology – 0.3%
HealthStream, Inc. (A)	9	113

Human Resource & Employment Services – 1.1%
On Assignment, Inc. (A)	61	431

Internet Software & Services – 12.8%
Constant Contact, Inc. (A)	38	659
Envestnet, Inc. (A)	40	397
IntraLinks Holdings, Inc. (A)	43	325
Keynote Systems, Inc.	30	632
KIT digital, Inc. (A)	98	821
Liquidity Services, Inc. (A)	17	542
Responsys, Inc. (A)	9	93
SciQuest, Inc. (A)	29	426
SPS Commerce, Inc. (A)	49	795
Vocus, Inc. (A)	10	168
Website Pros, Inc. (A)	33	232

		5,090

IT Consulting & Other Services – 2.2%
InterXion Holding N.V. (A)	18	215
ServiceSource International, LLC (A)	27	354
Virtusa Corporation (A)	23	306

		875

Managed Health Care – 0.7%
Molina Healthcare, Inc. (A)	19	286

Movies & Entertainment – 1.6%
Rentrak Corporation (A)	51	636

Oil & Gas Drilling – 1.3%
Pioneer Drilling Company (A)	64	459
Union Drilling, Inc. (A)	9	40

		499

Oil & Gas Equipment & Services – 3.4%
Basic Energy Services, Inc. (A)	37	528
Natural Gas Services Group, Inc. (A)	22	280
RigNet, Inc. (A)	35	568

		1,376

Oil & Gas Exploration & Production – 1.2%
Callon Petroleum Company (A)	78	300
Triangle Petroleum Corporation (A)	50	179

		479

Other Diversified Financial Services – 0.2%
57th Street General Acquisition Corp. (A)	20	79

Pharmaceuticals – 3.4%
BioMimetic Therapeutics, Inc. (A)	42	139
NuPathe Inc. (A)	39	79
Obagi Medical Products, Inc. (A)	58	529
Pacira Pharmaceuticals, Inc. (A)	60	598

		1,345

Research & Consulting Services – 1.8%
Mistras Group, Inc. (A)	36	636
RPX Corporation (A)	5	93

		729

Restaurants – 4.5%
BJ’s Restaurants, Inc. (A)	17	754
Bravo Brio Restaurant Group, Inc. (A)	20	333
Caribou Coffee Company, Inc. (A)	15	178
McCormick & Schmick’s Seafood Restaurants, Inc. (A)	20	139
Red Robin Gourmet Burgers, Inc. (A)	16	376

		1,780

Semiconductor Equipment – 1.2%
Nanometrics Incorporated (A)	34	490

Semiconductors – 3.6%
Diodes Incorporated (A)	14	249
Inphi Corporation (A)	13	117
Mellanox Technologies, Ltd. (A)	17	521
MIPS Technologies, Inc. (A)	28	136
Pericom Semiconductor Corporation (A)	26	190
RDA Microelectronics, Inc., ADR (A)	28	237

		1,450

Specialized Consumer Services – 1.2%
Active Network, Inc., (The) (A)	33	488

Systems Software – 4.6%
Allot Communications Ltd. (A)	27	264
OPNET Technologies, Inc.	28	992
Velti plc (A)	89	587

		1,843

Trading Companies & Distributors – 2.2%
CAI International, Inc. (A)	25	291
DXP Enterprises, Inc. (A)	31	585

		876

Trucking – 3.8%
Celadon Group, Inc.	44	394
Marten Transport, Ltd.	32	558
Roadrunner Transportation Systems, Inc. (A)	32	435
Vitran Corporation Inc., Class A (A)	30	117

		1,504

TOTAL COMMON STOCKS – 92.9%		$37,070
(Cost: $41,166)

SHORT-TERM SECURITIES – 4.4%	Principal
Master Note
Toyota Motor Credit Corporation, 0.113%, 10–3–11 (B)	$1,735	$1,735

(Cost: $1,735)

TOTAL INVESTMENT SECURITIES – 97.3%		$38,805
(Cost: $42,901)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.7%		1,072

NET ASSETS – 100.0%		$39,877

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$37,070	$—	$—
Short-Term Securities	—	1,735	—
Total	$37,070	$1,735	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$43,315

Gross unrealized appreciation	4,493
Gross unrealized depreciation	(9,003)

Net unrealized depreciation	$(4,510)

SCHEDULE OF INVESTMENTS
Mid Cap Growth (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	53	$2,133

Apparel, Accessories & Luxury Goods – 4.0%
Columbia Sportswear Company	26	1,216
lululemon athletica inc. (A)	27	1,331
Vera Bradley, Inc. (A)	34	1,240
Warnaco Group, Inc. (The) (A)	41	1,870

		5,657

Application Software – 5.1%
ANSYS, Inc. (A)	51	2,506
Solera Holdings, Inc.	56	2,810
SuccessFactors, Inc. (A)	80	1,846

		7,162

Auto Parts & Equipment – 1.8%
BorgWarner Inc. (A)	43	2,597

Automotive Retail – 3.0%
CarMax, Inc. (A)	177	4,219

Biotechnology – 1.1%
Vertex Pharmaceuticals Incorporated (A)	36	1,597

Brewers – 0.7%
Boston Beer Company, Inc. (The), Class A (A)	14	1,036

Communications Equipment – 1.8%
Acme Packet, Inc. (A)	29	1,237
Aruba Networks, Inc. (A)	62	1,304

		2,541

Construction Materials – 1.0%
Martin Marietta Materials, Inc.	22	1,381

Consumer Electronics – 2.5%
Harman International Industries, Incorporated	91	2,603
Skullcandy, Inc. (A)	64	904

		3,507

Consumer Finance – 2.3%
Discover Financial Services	140	3,207

Data Processing & Outsourced Services – 2.2%
Fiserv, Inc. (A)	60	3,031

Department Stores – 1.0%
Nordstrom, Inc.	31	1,432

Distillers & Vintners – 1.9%
Brown-Forman Corporation, Class B	37	2,565

Electrical Components & Equipment – 4.9%
Acuity Brands, Inc.	36	1,301
Polypore International, Inc. (A)	69	3,872
Roper Industries, Inc.	25	1,709

		6,882

Electronic Manufacturing Services – 2.3%
Trimble Navigation Limited (A)	96	3,224

Food Retail – 1.8%
Whole Foods Market, Inc.	39	2,557

Health Care Distributors – 2.3%
Henry Schein, Inc. (A)	53	3,280

Health Care Equipment – 7.0%
Gen-Probe Incorporated (A)	28	1,623
IDEXX Laboratories, Inc. (A)	30	2,079
Intuitive Surgical, Inc. (A)	5	1,694
Varian Medical Systems, Inc. (A)	82	4,281

		9,677

Health Care Services – 1.2%
Accretive Health, Inc. (A)	80	1,699

Health Care Technology – 2.2%
Cerner Corporation (A)	45	3,114

Homefurnishing Retail – 1.6%
Williams-Sonoma, Inc.	71	2,189

Hotels, Resorts & Cruise Lines – 3.2%
Orient-Express Hotels Ltd. (A)	130	900
Wyndham Worldwide Corporation	125	3,549

		4,449

Industrial Gases – 1.1%
Airgas, Inc.	25	1,615

Industrial Machinery – 3.6%
Donaldson Company, Inc.	30	1,655
IDEX Corporation	79	2,474
Kaydon Corporation	34	985

		5,114

Insurance Brokers – 1.3%
Arthur J. Gallagher & Co.	69	1,816

Internet Retail – 0.8%
Netflix, Inc. (A)	9	1,064

Internet Software & Services – 1.4%
DealerTrack Holdings, Inc. (A)	88	1,378
WebMD Health Corp., Class A (A)	21	644

		2,022

Investment Banking & Brokerage – 1.1%
Greenhill & Co., Inc.	53	1,504

IT Consulting & Other Services – 1.7%
Teradata Corporation (A)	45	2,382

Oil & Gas Drilling – 1.4%
Patterson-UTI Energy, Inc.	116	2,005

Oil & Gas Equipment & Services – 2.7%
Dresser-Rand Group Inc. (A)	59	2,396
Dril-Quip, Inc. (A)	26	1,380

		3,776

Oil & Gas Exploration & Production – 2.5%
Continental Resources, Inc. (A)	29	1,415
Ultra Petroleum Corp. (A)	77	2,134

		3,549

Packaged Foods & Meats – 1.6%
Mead Johnson Nutrition Company	32	2,227

Real Estate Management & Development – 1.3%
CB Richard Ellis Group, Inc., Class A (A)	133	1,797

Regional Banks – 5.7%
First Republic Bank (A)	117	2,717
Huntington Bancshares Incorporated	283	1,358
Signature Bank (A)	60	2,875
TCF Financial Corporation	125	1,149

		8,099

Research & Consulting Services – 0.3%
IHS Inc., Class A (A)	6	471

Semiconductor Equipment – 1.9%
Lam Research Corporation (A)	70	2,653

Semiconductors – 5.3%
ARM Holdings plc, ADR	53	1,341
Cavium Inc. (A)	46	1,234
Microchip Technology Incorporated	112	3,498
Semtech Corporation (A)	71	1,500

		7,573

Specialty Stores – 3.5%
PetSmart, Inc.	76	3,229
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	28	1,764

		4,993

Systems Software – 1.5%
Red Hat, Inc. (A)	49	2,071

Trading Companies & Distributors – 3.5%
Fastenal Company	146	4,874

TOTAL COMMON STOCKS – 98.6%		$138,741
(Cost: $140,767)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Netflix, Inc.,
Call $205.00, Expires 12–16–11, OTC (Ctrpty: UBS Securities LLC)	44	3
Whole Foods Market, Inc.,
Call $65.00, Expires 11–21–11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)	166	93

TOTAL PURCHASED OPTIONS – 0.1%		$96
(Cost: $89)

SHORT-TERM SECURITIES – 1.9%	Principal
Master Note
Toyota Motor Credit Corporation, 0.113%, 10–3–11 (B)	$2,736	$2,736

(Cost: $2,736)

TOTAL INVESTMENT SECURITIES – 100.6%		$141,573
(Cost: $143,592)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6%)		(856)

NET ASSETS – 100.0%		$140,717

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$138,741	$—	$—
Purchased Options	—	96	—
Short-Term Securities	—	2,736	—
Total	$138,741	$2,832	$—
Liabilities
Written Options	$32	$230	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

The following written options were outstanding at September 30, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Aruba Networks, Inc.	N/A	Put	255	October 2011	$20.00	$63	$(32)
Netflix, Inc.	UBS Securities LLC	Put	44	December 2011	140.00	42	(148)
Noble Energy, Inc.	Deutsche Banc Alex. Brown Inc.	Put	211	November 2011	60.00	48	(43)
Whole Foods Market, Inc.	Morgan Stanley Smith Barney LLC	Put	258	November 2011	52.50	88	(39)
						$241	$(262)

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$143,667

Gross unrealized appreciation	15,965
Gross unrealized depreciation	(18,059)

Net unrealized depreciation	$(2,094)

SCHEDULE OF INVESTMENTS Money Market (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.170%, 10–6–11 (A)	$1,000	$1,000
0.210%, 12–12–11 (A)	3,500	3,498
Axis Bank Limited (GTD by Bank of America, N.A.),
0.370%, 10–3–11 (A)	2,100	2,100
Baxter International Inc.,
0.110%, 10–6–11 (A)	3,020	3,020
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.130%, 11–15–11 (A)	3,000	2,999
Corporacion Andina de Fomento:
0.190%, 10–17–11 (A)	2,500	2,500
0.170%, 10–26–11 (A)	3,000	2,999
0.250%, 11–21–11 (A)	750	750
0.770%, 12–7–11 (A)	2,000	1,997
0.700%, 5–15–12 (A)	1,800	1,792
E.I. du Pont de Nemours and Company:
0.120%, 10–25–11 (A)	1,828	1,828
0.130%, 10–27–11 (A)	4,000	4,000
0.160%, 12–1–11 (A)	700	700
0.170%, 12–8–11 (A)	4,500	4,498
Hewlett–Packard Company,
0.110%, 10–4–11 (A)	3,000	3,000
PACCAR Financial Corp.,
0.110%, 10–4–11 (A)	2,500	2,500
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia),
0.200%, 10–31–11 (A)	7,188	7,187
Sonoco Products Co.,
0.310%, 10–3–11 (A)	1,100	1,100
St. Jude Medical, Inc.:
0.190%, 10–11–11 (A)	2,300	2,300
0.180%, 10–13–11 (A)	1,000	1,000
0.210%, 10–27–11 (A)	7,000	6,999
Straight–A Funding, LLC (GTD by Federal Financing Bank):
0.160%, 10–4–11 (A)	3,000	3,000
0.160%, 11–8–11 (A)	6,513	6,512
0.190%, 12–16–11 (A)	764	764
0.190%, 12–19–11 (A)	830	830
0.190%, 12–20–11 (A)	1,000	999
Wisconsin Electric Power Co.,
0.120%, 10–3–11 (A)	7,687	7,687

Total Commercial Paper – 34.4%		77,559
Notes
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.530%, 12–28–11 (B)	2,600	2,602
0.610%, 12–28–11 (B)	1,000	1,000
0.470%, 12–29–11 (B)	1,875	1,875
5.100%, 3–27–12	500	511
Bank of America, N.A.,
0.550%, 10–24–11 (B)	1,300	1,300
BellSouth Corporation (GTD by AT&T Inc.),
4.370%, 4–26–12 (C)	6,700	6,836
Citigroup Funding Inc. (GTD by Federal Deposit Insurance Corporation),
0.670%, 10–3–11 (B)(D)	3,000	3,006
Citigroup Inc.:
0.470%, 12–16–11 (B)	541	540
6.000%, 2–21–12	2,389	2,438
5.250%, 2–27–12	955	972

Eli Lilly and Company,
3.550%, 3–6–12	300	304
General Electric Capital Corporation:
0.480%, 11–21–11 (C)	930	930
5.875%, 2–15–12	1,100	1,122
3.500%, 8–13–12	2,800	2,871
5.250%, 10–19–12	5,700	5,959
IBM International Group Capital LLC (GTD by International Business Machines Corporation),
0.590%, 11–28–11 (B)	1,500	1,500
Kimberly–Clark Corporation,
4.428%, 12–19–11	2,000	2,016
Rabobank Nederland:
0.450%, 10–26–11 (B)	2,000	2,001
0.430%, 11–16–11 (B)	1,000	1,000
The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.),
0.220%, 10–7–11 (B)	2,465	2,465
Toyota Motor Credit Corporation,
0.330%, 10–3–11 (B)	4,000	4,000
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.220%, 10–7–11 (B)	1,335	1,335
Wachovia Corporation,
0.480%, 12–1–11 (B)	2,400	2,401

Total Notes – 21.8%		48,984

TOTAL CORPORATE OBLIGATIONS – 56.2%		$126,543
(Cost: $126,543)

MUNICIPAL OBLIGATIONS
Arizona – 0.3%
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.),
0.140%, 10–7–11 (B)	579	579

California – 10.8%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.180%, 10–3–11 (B)	1,900	1,900
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation),
0.090%, 10–3–11 (B)	2,000	2,000
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.120%, 10–3–11 (B)	4,250	4,250
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government),
0.160%, 10–7–11 (B)	5,200	5,200
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government),
0.150%, 10–7–11 (B)	2,210	2,210

City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.):
0.110%, 10–7–11 (B)	2,895	2,895
0.110%, 10–7–11 (B)	2,715	2,715
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank, N.A.),
0.140%, 10–7–11 (B)	1,950	1,950
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.120%, 10–7–11 (B)	1,085	1,085

		24,205

Colorado – 4.9%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.),
0.220%, 10–7–11 (B)	4,520	4,520
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.),
0.170%, 10–7–11 (B)	1,900	1,900
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02–01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.),
0.150%, 10–7–11 (B)	250	250
Harvest Junction Metro Dist (Longmont, CO), Ltd Tax GO Var Rate Bonds, Ser 2006 (GTD by U.S Bank, N.A.),
0.220%, 10–7–11 (B)	1,105	1,105
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ–Ser A–1 (GTD by JPMorgan Chase & Co.):
0.220%, 10–7–11 (B)	1,500	1,500
0.450%, 10–7–11 (B)	550	550
Westminster Econ Dev Auth, Tax Incr Rev Rfdg Bonds (Mandalay Gardens Urban Renewal Proj), Ser 2009 (GTD by U.S. Bank, N.A.),
0.220%, 10–7–11 (B)	1,145	1,145

		10,970

Florida – 1.1%
Pinellas Cnty Edu Fac Auth, Rfdg Prog Rev Bonds (Pooled Independent Higher Edu Institutions Loan Prog), Ser 1985 (GTD by Wachovia Bank, N.A.),
0.200%, 10–5–11	2,500	2,500

Georgia – 4.5%
Dev Auth of Talbot Cnty, Incr Indl Dev Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (GTD by Wachovia Bank, N.A.),
0.270%, 10–7–11 (B)	205	205
Muni Elec Auth of GA (GTD by Wells Fargo Bank, N.A.),
0.220%, 10–17–11	10,000	10,000

		10,205

Illinois – 1.0%
Elmurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accrediation of Hlthcare Org, Ser 1988 (GTD by JPMorgan Chase Bank, N.A.),
0.150%, 10–7–11 (B)	835	835
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank, N.A.),
0.080%, 10–7–11 (B)	1,409	1,409

		2,244

Louisiana – 2.3%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.110%, 10–7–11 (B)	2,350	2,350
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B–1 (GTD by Bank of New York (The)),
0.120%, 10–7–11 (B)	1,750	1,750
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation),
0.100%, 10–3–11 (B)	1,000	1,000

		5,100

Maryland – 0.4%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.210%, 10–7–11 (B)	915	915

Massachusetts – 1.3%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana–Farber Cancer Institute Issue, Ser 2008L–1 (GTD by JPMorgan Chase Bank, N.A.),
0.120%, 10–7–11 (B)	3,000	3,000

Mississippi – 5.9%
MS Business Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (GTD by Wachovia Bank, N.A.),
0.220%, 10–7–11 (B)	3,936	3,936
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.100%, 10–3–11 (B)	7,600	7,600
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation),
0.100%, 10–3–11 (B)	1,750	1,750

		13,286

Missouri – 0.6%
Kansas City, MO, Var Rate Demand Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.230%, 10–7–11 (B)	1,370	1,370

New York – 0.9%
NY Hsng Fin Agy, Related–Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation),
0.160%, 10–7–11 (B)	900	900
NYC Hsng Dev Corp, Multi–Fam Mtg Rev Bonds (Target V Apt), Ser 2006 A (GTD by Citibank, N.A.),
0.170%, 10–7–11 (B)	1,200	1,200

		2,100

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.),
0.130%, 10–7–11 (B)	700	700

Texas – 3.9%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.160%, 10–7–11 (B)	2,960	2,960

Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.120%, 10–3–11 (B)	2,250	2,250
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.120%, 10–3–11 (B)	3,585	3,585

		8,795

Wisconsin – 1.5%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank, N.A.),
0.120%, 10–7–11 (B)	600	600
WI Hlth and Edu Fac Auth, Var Rate Rev Bonds (Aurora Hlth Care Inc.), Ser 2008–A (GTD by U.S. Bank, N.A.),
0.120%, 10–7–11 (B)	2,700	2,700

		3,300

Wyoming – 0.5%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.100%, 10–3–11 (B)	1,156	1,156

TOTAL MUNICIPAL OBLIGATIONS – 40.2%		$90,425
(Cost: $90,425)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government):
0.080%, 10–7–11 (B)	2,500	2,500
0.080%, 10–7–11 (B)	1,970	1,969
0.080%, 10–7–11 (B)	1,622	1,622
Totem Ocean Trailer Express, Inc. (GTD by United States Government),
0.600%, 10–17–11 (B)	1,626	1,626

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 3.4%		$7,717
(Cost: $7,717)

TOTAL INVESTMENT SECURITIES – 99.8%		$224,685
(Cost: $224,685)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		496

NET ASSETS – 100.0%		$225,181

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$126,543	$—
Municipal Obligations	—	90,425	—
United States Government Agency Obligations	—	7,717	—
Total	$—	$224,685	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	Rate shown is the yield to maturity at September 30, 2011.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets or the next demand date.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011.

(D)	Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security’s maturity date or December 31, 2012.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$224,685

Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Real Estate Securities (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified REITs – 4.7%
Cousins Properties Incorporated	18	$104
PS Business Parks, Inc.	8	416
Retail Opportunity Investments Corp.	20	224
Vornado Realty Trust	7	522
Washington Real Estate Investment Trust	12	344

		1,610

Homebuilding – 0.3%
Lennar Corporation	8	110

Hotels, Resorts & Cruise Lines – 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	9	345

Industrial REITs – 4.3%
DuPont Fabros Technology, Inc.	8	161
EastGroup Properties, Inc.	4	145
ProLogis	49	1,185

		1,491

Mortgage REITs – 0.2%
Colony Financial, Inc.	6	80

Office REITs – 16.0%
Alexandria Real Estate Equities, Inc.	13	774
BioMed Realty Trust, Inc.	38	633
Boston Properties, Inc.	17	1,532
Digital Realty Trust, Inc.	16	882
Douglas Emmett, Inc.	13	218
Kilroy Realty Corporation	24	761
SL Green Realty Corp.	12	709

		5,509

Real Estate Management & Development – 0.9%
CB Richard Ellis Group, Inc., Class A (A)	22	297

Real Estate Operating Companies – 3.0%
Brookfield Properties Corporation	62	857
Forest City Enterprises, Inc., Class A (A)	16	168

		1,025

Residential REITs – 20.9%
American Campus Communities, Inc.	17	621
Associated Estates Realty Corporation	30	466
AvalonBay Communities, Inc.	6	696
Boardwalk Real Estate Investment Trust (B)	5	230
BRE Properties, Inc., Class A	7	275
Camden Property Trust	17	928
Equity Lifestyle Properties, Inc.	1	75
Equity Residential	38	1,956
Essex Property Trust, Inc.	4	523
Home Properties, Inc.	15	846
Mid-America Apartment Communities, Inc.	10	614

		7,230

Retail REITs – 21.2%
Acadia Realty Trust	30	557
Agree Realty Corporation	15	327
CBL & Associates Properties, Inc.	24	276
Cedar Shopping Centers, Inc.	41	128
DDR Corp.	48	525
Equity One, Inc.	8	124
General Growth Properties, Inc.	25	303
Macerich Company (The)	22	946
Primaris Retail Real Estate Investment Trust (B)	11	213
Regency Centers Corporation	2	64
Simon Property Group, Inc.	29	3,194
Taubman Centers, Inc.	4	206
Weingarten Realty Investors	22	468

		7,331

Specialized REITs – 19.8%
Entertainment Properties Trust	4	140
Extra Space Storage Inc.	11	197
HCP, Inc.	39	1,368
Health Care REIT, Inc.	25	1,179
Hersha Hospitality Trust	76	264
Host Hotels & Resorts, Inc.	68	744
LaSalle Hotel Properties	13	248
LTC Properties, Inc.	6	152
Public Storage, Inc.	8	913
Sabra Health Care REIT, Inc.	18	168
Sovran Self Storage, Inc.	9	323
Sunstone Hotel Investors, Inc. (A)	25	141
Ventas, Inc.	20	1,000

		6,837

Wireless Telecommunication Service – 1.8%
American Tower Corporation, Class A (A)	6	339
Crown Castle International Corp. (A)	6	260

		599

TOTAL COMMON STOCKS – 94.1%		$32,464
(Cost: $34,319)

INVESTMENT FUNDS – 0.1%
Registered Investment Companies
ProShares UltraShort Real Estate	3	$49

(Cost: $44)

PREFERRED STOCKS
Diversified REITs – 0.5%
CapLease, Inc., 8.125% Series A Cumulative	8	180

Office REITs – 0.9%
Digital Realty Trust, Inc., Preferred 7% (A)	12	299

Specialized REITs – 0.6%
Pebblebrook Hotel Trust, Ser B Preferred 8%	9	221

TOTAL PREFERRED STOCKS – 2.0%		$700
(Cost: $699)

SHORT-TERM SECURITIES – 4.0%	Principal
Master Note
Toyota Motor Credit Corporation,
0.113%, 10–3–11 (C)	$1,391	$1,391

(Cost: $1,391)

TOTAL INVESTMENT SECURITIES – 100.2%		$34,604
(Cost: $36,453)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)	(66)

NET ASSETS – 100.0%	$34,538

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$32,464	$—	$—
Investment Funds	49	—	—
Preferred Stocks	700	—	—
Short-Term Securities	—	1,391	—
Total	$33,213	$1,391	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$36,645

Gross unrealized appreciation	1,988
Gross unrealized depreciation	(4,029)

Net unrealized depreciation	$(2,041)

SCHEDULE OF INVESTMENTS Science and Technology (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 5.2%
Archer Daniels Midland Company	267	$6,623
Bunge Limited	102	5,946
Darling International Inc. (A)	125	1,578

		14,147

Application Software – 13.6%
ACI Worldwide, Inc. (A)	522	14,373
Aspen Technology, Inc. (A)	1,261	19,250
Intuit Inc.	64	3,050
S1 Corporation (A)	34	308

		36,981

Biotechnology – 5.6%
Isis Pharmaceuticals, Inc. (A)	155	1,053
Vertex Pharmaceuticals Incorporated (A)	325	14,453

		15,506

Communications Equipment – 0.1%
Brocade Communications Systems, Inc. (A)	57	244

Computer Hardware – 6.9%
Apple Inc. (A)	49	18,640

Construction & Engineering – 1.0%
Abengoa, S.A. (B)	79	1,673
Insituform Technologies, Inc., Class A (A)	102	1,182

		2,855

Consumer Finance – 0.4%
NetSpend Holdings, Inc. (A)	207	1,065

Data Processing & Outsourced Services – 15.9%
Alliance Data Systems Corporation (A)	260	24,120
Euronet Worldwide, Inc. (A)	449	7,068
VeriFone Holdings, Inc. (A)	186	6,507
Visa Inc., Class A	49	4,183
WNS (Holdings) Limited, ADR (A)	144	1,723

		43,601

Diversified Support Services – 0.3%
EnerNOC, Inc. (A)	98	883

Electronic Components – 3.4%
Corning Incorporated	444	5,483
Power-One, Inc. (A)	860	3,869

		9,352

Electronic Equipment & Instruments – 3.0%
Elster Group SE, ADR (A)	189	2,829
Ingenico S.A. (B)	58	2,154
Itron, Inc. (A)	104	3,080

		8,063

Health Care Facilities – 1.8%
Tenet Healthcare Corporation (A)	1,182	4,881

Health Care Services – 0.8%
Fleury S.A. (B)	46	530
Fleury S.A. (B)(C)	131	1,520

		2,050

Health Care Technology – 2.4%
Cerner Corporation (A)	95	6,482

Industrial Machinery – 4.1%
ESCO Technologies Inc.	256	6,533
Pentair, Inc.	139	4,443

		10,976

Integrated Telecommunication Services – 0.6%
CenturyLink, Inc.	51	1,679

Internet Software & Services – 8.0%
21Vianet Group, Inc., ADR (A)	131	1,303
eBay Inc. (A)	232	6,839
Google Inc., Class A (A)	17	8,487
SINA Corporation (A)	73	5,199

		21,828

IT Consulting & Other Services – 3.0%
Acxiom Corporation (A)	582	6,196
iGate Corporation	160	1,851

		8,047

Life & Health Insurance – 0.9%
Qualicorp S.A. (A)(B)	48	355
Qualicorp S.A. (A)(B)(C)	270	2,014

		2,369

Managed Health Care – 1.1%
Amil Participacoes S.A. (B)	332	2,943

Office Electronics – 0.4%
Xerox Corporation	171	1,189

Semiconductor Equipment – 1.1%
Nanometrics Incorporated (A)	53	771
Photronics, Inc. (A)	419	2,088

		2,859

Semiconductors – 13.1%
Cree, Inc. (A)	316	8,220
First Solar, Inc. (A)	102	6,441
Micron Technology, Inc. (A)	1,563	7,879
PMC-Sierra, Inc. (A)	512	3,059
Samsung Electronics Co., Ltd. (B)	14	9,985

		35,584

Systems Software – 1.1%
Oracle Corporation	83	2,382
Velti plc (A)	82	545

		2,927

TOTAL COMMON STOCKS – 93.8%		$255,151
(Cost: $261,813)

CORPORATE DEBT SECURITIES – 0.2%	Principal
Semiconductors
JinkoSolar Holding Co., Ltd., Convertible,
4.000%, 5–15–16 (C)	$2,230	$594

(Cost: $2,180)

SHORT-TERM SECURITIES
Commercial Paper – 5.4%
Baxter International Inc.,
0.110%, 10–6–11 (D)	5,000	5,000
Danaher Corporation,
0.120%, 10–7–11 (D)	3,000	3,000
Verizon Communications Inc.,
0.310%, 10–4–11 (D)	3,000	3,000
Wisconsin Electric Power Co.,
0.120%, 10–3–11 (D)	3,563	3,563

		14,563

Master Note – 0.6%
Toyota Motor Credit Corporation,
0.113%, 10–3–11 (E)	1,765	1,765

TOTAL SHORT-TERM SECURITIES – 6.0%		$16,328
(Cost: $16,328)

TOTAL INVESTMENT SECURITIES – 100.0%	$272,073
(Cost: $280,321)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%	(103)

NET ASSETS – 100.0%	$271,970

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Industrials	$13,041	$1,673	$—
Information Technology	177,176	12,139	—
Other Sectors	51,122	—	—
Total Common Stocks	$241,339	$13,812	$—
Corporate Debt Securities	—	594	—
Short-Term Securities	—	16,328	—
Total	$241,339	$30,734	$—
Liabilities
Written Options	$71	$—	$—

During the period ended September 30, 2011, securities totaling $9,985 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to foreign securities due to significant market movement of the S&P 500 on September 30, 2011.

The following written options were outstanding at September 30, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
SINA Corporation	N/A	Put	91	October 2011	$70.00	$55	$(71)

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the total value of these securities amounted to $4,128 or 1.5% of net assets.

(D)	Rate shown is the yield to maturity at September 30, 2011.

(E) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

OTC	= Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$280,583

Gross unrealized appreciation	42,844
Gross unrealized depreciation	(51,354)

Net unrealized depreciation	$(8,510)

SCHEDULE OF INVESTMENTS
Small Cap Growth (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Airport Services – 1.0%
Wesco Aircraft Holdings, Inc. (A)	292	$3,194

Apparel Retail – 1.3%
Zumiez Inc. (A)	227	3,983

Apparel, Accessories & Luxury Goods – 5.3%
Columbia Sportswear Company	107	4,966
Under Armour, Inc., Class A (A)	86	5,728
Warnaco Group, Inc. (The) (A)	125	5,775

		16,469

Application Software – 5.3%
BroadSoft, Inc. (A)	228	6,916
Synchronoss Technologies, Inc. (A)	176	4,388
Ultimate Software Group, Inc. (The) (A)	109	5,093

		16,397

Asset Management & Custody Banks – 1.7%
Affiliated Managers Group, Inc. (A)	39	3,061
WisdomTree Investment, Inc. (A)	307	2,157

		5,218

Communications Equipment – 8.0%
Acme Packet, Inc. (A)	67	2,834
Aruba Networks, Inc. (A)	344	7,191
DG FastChannel, Inc. (A)	543	9,206
Finisar Corporation (A)	309	5,428

		24,659

Computer Hardware – 1.1%
Stratasys, Inc. (A)	184	3,420

Construction & Engineering – 3.8%
Chicago Bridge & Iron Company N.V., NY Shares	410	11,728

Construction & Farm Machinery & Heavy Trucks – 5.0%
Manitowoc Company, Inc. (The)	427	2,863
Westinghouse Air Brake Technologies Corporation	235	12,437

		15,300

Consumer Finance – 2.8%
EZCORP, Inc., Class A (A)	308	8,777

Distributors – 3.1%
LKQ Corporation (A)	396	9,562

Diversified Support Services – 1.1%
Mobile Mini, Inc. (A)	199	3,276

Education Services – 1.7%
American Public Education, Inc. (A)	150	5,108

Electrical Components & Equipment – 2.7%
Acuity Brands, Inc.	104	3,734
Polypore International, Inc. (A)	79	4,468

		8,202

Electronic Equipment & Instruments – 3.4%
FARO Technologies, Inc. (A)	179	5,644
OSI Systems, Inc. (A)	143	4,802

		10,446

Health Care Equipment – 11.1%
DexCom, Inc. (A)	436	5,227
Masimo Corporation	129	2,787
NuVasive, Inc. (A)	368	6,281
Volcano Corporation (A)	481	14,256
ZOLL Medical Corporation (A)	149	5,624

		34,175

Health Care Services – 1.6%
Healthways, Inc. (A)	511	5,023

Health Care Technology – 1.6%
Omnicell, Inc. (A)	353	4,863

Home Furnishings – 3.2%
Tempur-Pedic International Inc. (A)	185	9,757

Internet Retail – 2.0%
Shutterfly, Inc. (A)	151	6,205

Internet Software & Services – 9.1%
Constant Contact, Inc. (A)	579	10,005
DealerTrack Holdings, Inc. (A)	388	6,086
Dice Holdings, Inc. (A)	441	3,446
VistaPrint Limited (A)	147	3,965
Vocus, Inc. (A)	280	4,696

		28,198

Investment Banking & Brokerage – 4.3%
Greenhill & Co., Inc.	237	6,770
Stifel Financial Corp. (A)	243	6,447

		13,217

Oil & Gas Equipment & Services – 3.4%
Dril-Quip, Inc. (A)	85	4,591
Superior Energy Services, Inc. (A)	222	5,828

		10,419

Oil & Gas Exploration & Production – 1.2%
Carrizo Oil & Gas, Inc. (A)	173	3,734

Pharmaceuticals – 2.1%
Salix Pharmaceuticals, Ltd. (A)	214	6,340

Semiconductors – 1.5%
Cavium Inc. (A)	176	4,748

Soft Drinks – 1.1%
Primo Water Corporation (A)	581	3,278

Systems Software – 4.8%
MICROS Systems, Inc. (A)	336	14,773

Trading Companies & Distributors – 1.4%
RSC Holdings Inc. (A)	619	4,414

TOTAL COMMON STOCKS – 95.7%		$294,883
(Cost: $337,572)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.2%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.120%, 10–18–11 (B)	$4,000	4,000

Shell International Finance B.V. and Royal Dutch Shell plc (GTD by Royal Dutch Shell plc),
0.070%, 10–24–11 (B)	3,000	3,000

		7,000

Master Note – 1.5%
Toyota Motor Credit Corporation,
0.113%, 10–3–11 (C)	4,501	4,501

Municipal Obligations – Taxable – 0.6%
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-A (GTD by Bank of America, N.A.),
0.100%, 10–3–11 (C)	1,836	1,836

TOTAL SHORT-TERM SECURITIES – 4.3%		$13,337
(Cost: $13,337)

TOTAL INVESTMENT SECURITIES – 100.0%		$308,220
(Cost: $350,909)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		23

NET ASSETS – 100.0%		$308,243

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$294,883	$—	$—
Short-Term Securities	—	13,337	—
Total	$294,883	$13,337	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

GTD	= Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$351,686

Gross unrealized appreciation	31,555
Gross unrealized depreciation	(75,021)
Net unrealized depreciation	$(43,466)

SCHEDULE OF INVESTMENTS Small Cap Value (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.6%
AAR Corp.	207	$3,456
Ceradyne, Inc. (A)	39	1,046
Triumph Group, Inc.	129	6,267

		10,769

Apparel Retail – 0.9%
Payless ShoeSource, Inc. (A)	127	1,651

Apparel, Accessories & Luxury Goods – 4.1%
Jones Apparel Group, Inc.	389	3,579
Warnaco Group, Inc. (The) (A)	98	4,513

		8,092

Application Software – 1.0%
Quest Software, Inc. (A)	120	1,904

Asset Management & Custody Banks – 1.3%
American Capital Strategies, Ltd. (A)	357	2,433

Auto Parts & Equipment – 2.0%
Tenneco Automotive Inc. (A)	152	3,882

Broadcasting – 2.6%
Belo Corp., Class A	500	2,443
Entercom Communications Corp. (A)	483	2,533

		4,976

Data Processing & Outsourced Services – 1.5%
CoreLogic Inc. (A)	266	2,837

Diversified Chemicals – 2.6%
Ashland Inc.	54	2,361
Solutia Inc. (A)	191	2,449

		4,810

Electric Utilities – 2.4%
NV Energy, Inc.	319	4,686

Electronic Manufacturing Services – 1.1%
Celestica Inc. (A)	283	2,053

Gas Utilities – 2.4%
Southwest Gas Corporation	127	4,605

Health Care Facilities – 3.7%
Community Health Systems, Inc. (A)	126	2,098
LifePoint Hospitals, Inc. (A)	141	5,152

		7,250

Homebuilding – 0.4%
M/I Homes, Inc. (A)	118	708

Hotels, Resorts & Cruise Lines – 1.9%
Gaylord Entertainment Company (A)	189	3,661

Investment Banking & Brokerage – 0.8%
Piper Jaffray Companies (A)	84	1,500

Managed Health Care – 1.0%
Coventry Health Care, Inc. (A)	65	1,881

Mortgage REITs – 1.8%
Invesco Mortgage Capital, Inc.	241	3,407

Movies & Entertainment – 1.5%
Cinemark Holdings, Inc.	151	2,843

Office REITs – 2.1%
Lexington Corporation Properties Trust	613	4,011

Oil & Gas Equipment & Services – 1.9%
Hornbeck Offshore Services, Inc. (A)	44	1,096
Superior Energy Services, Inc. (A)	101	2,637

		3,733

Oil & Gas Storage & Transportation – 7.4%
Atlas Pipeline Partners, L.P.	90	2,673
MarkWest Energy Partners, L.P.	30	1,365
Regency Energy Partners LP	263	5,882
Targa Resources Corp.	143	4,257

		14,177

Packaged Foods & Meats – 1.0%
Dean Foods Company (A)	214	1,897

Paper Packaging – 1.9%
Boise Inc.	718	3,709

Personal Products – 1.0%
Inter Parfums, Inc.	130	2,007

Property & Casualty Insurance – 3.4%
Argo Group International Holdings, Ltd.	172	4,889
SeaBright Insurance Holdings, Inc.	244	1,755

		6,644

Publishing – 3.4%
E. W. Scripps Company (The) (A)	202	1,417
Valassis Communications, Inc. (A)	175	3,280
Washington Post Company, Class B (The)	6	1,929

		6,626

Regional Banks – 4.3%
Bank of Marin Bancorp	88	2,916
First Horizon National Corporation	350	2,085
Synovus Financial Corp.	1,399	1,497
Wintrust Financial Corporation	69	1,769

		8,267

Reinsurance – 4.0%
Endurance Specialty Holdings Ltd.	120	4,105
Reinsurance Group of America, Incorporated	79	3,630

		7,735

Residential REITs – 2.8%
Campus Crest Communities, Inc.	493	5,361

Specialized REITs – 1.4%
Strategic Hotels & Resorts, Inc. (A)	613	2,642

Specialty Chemicals – 2.3%
Cytec Industries Inc.	86	3,011
RPM International Inc.	80	1,500

		4,511

Technology Distributors – 1.9%
Insight Enterprises, Inc. (A)	108	1,629
Tech Data Corporation (A)	50	2,149

		3,778

Thrifts & Mortgage Finance – 1.9%
Capitol Federal Financial	348	3,672

Trucking – 3.2%
Marten Transport, Ltd.	123	2,112
Werner Enterprises, Inc.	198	4,133

		6,245

TOTAL COMMON STOCKS – 82.5%		$158,963
(Cost: $187,521)

INVESTMENT FUNDS – 2.1%
Asset Management & Custody Banks
THL Credit, Inc.	377	$4,114

(Cost: $4,902)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.8%
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.130%, 10–18–11 (B)	$3,000	3,000
Wisconsin Electric Power Co.,
0.120%, 10–3–11 (B)	2,446	2,446

		5,446

Master Note – 4.7%
Toyota Motor Credit Corporation,
0.113%, 10–3–11 (C)	9,142	9,142

Municipal Obligations – Taxable – 7.7%
Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3 (GTD by Wells Fargo Bank, N.A.),
0.140%, 10–15–11 (C)	125	125
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp of Columbus), Ser 1996A (GTD by U.S. Bank, N.A.),
0.130%, 10–7–11 (C)	2,000	2,000
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.120%, 10–3–11 (C)	2,000	2,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.),
0.180%, 10–3–11 (C)	10,683	10,683

		14,808

TOTAL SHORT-TERM SECURITIES – 15.2%		$29,396
(Cost: $29,396)

TOTAL INVESTMENT SECURITIES – 99.8%		$192,473
(Cost: $221,819)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		457

NET ASSETS – 100.0%		$192,930

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$158,963	$—	$—
Investment Funds	4,114	—	—
Short-Term Securities	—	29,396	—
Total	$163,077	$29,396	$—
There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:
Cost	$221,846
Gross unrealized appreciation	8,225
Gross unrealized depreciation	(37,598)
Net unrealized depreciation	$(29,373)

SCHEDULE OF INVESTMENTS Value (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.3%
TRW Automotive Holdings Corp. (A)	102	$3,335

Biotechnology – 2.4%
Amgen Inc.	113	6,220

Broadcasting – 0.6%
CBS Corporation, Class B	71	1,445

Cable & Satellite – 2.6%
Time Warner Cable Inc.	104	6,518

Computer Hardware – 1.8%
Hewlett-Packard Company	202	4,526

Consumer Finance – 2.6%
Capital One Financial Corporation	169	6,713

Department Stores – 1.8%
Macy’s Inc.	175	4,611

Diversified Banks – 4.5%
Wells Fargo & Company	477	11,503

Diversified Metals & Mining – 0.6%
Freeport-McMoRan Copper & Gold Inc., Class B	48	1,446

Drug Retail – 4.1%
CVS Corporation (B)	308	10,339

Electric Utilities – 2.7%
PPL Corporation	242	6,918

Health Care Distributors – 3.0%
McKesson Corporation	103	7,517

Industrial Machinery – 1.8%
Ingersoll-Rand plc	162	4,562

Integrated Oil & Gas – 8.9%
ConocoPhillips	208	13,176
Marathon Oil Corporation	367	7,918
Occidental Petroleum Corporation	22	1,580

		22,674

Investment Banking & Brokerage – 4.2%
Goldman Sachs Group, Inc. (The)	70	6,657
Morgan Stanley	302	4,070

		10,727

IT Consulting & Other Services – 1.6%
International Business Machines Corporation	23	3,991

Managed Health Care – 4.1%
WellPoint, Inc.	162	10,550

Mortgage REITs – 5.6%
American Capital Agency Corp. (B)	295	8,002
Invesco Mortgage Capital, Inc. (B)	444	6,277

		14,279

Office Electronics – 3.4%
Xerox Corporation	1,237	8,624

Oil & Gas Refining & Marketing – 2.8%
Marathon Petroleum Corporation	265	7,163

Oil & Gas Storage & Transportation – 5.6%
MarkWest Energy Partners, L.P.	111	5,119
Regency Energy Partners LP	405	9,063

		14,182

Other Diversified Financial Services – 2.4%
Bank of America Corporation	1,008	6,166

Pharmaceuticals – 2.3%
Johnson & Johnson	91	5,823

Property & Casualty Insurance – 9.9%
ACE Limited	190	11,520
Travelers Companies, Inc. (The)	157	7,641
XL Group plc	307	5,779

		24,940

Reinsurance – 2.7%
RenaissanceRe Holdings Ltd.	107	6,827

Semiconductors – 2.1%
Freescale Semiconductor, Inc. (A)	495	5,457

Soft Drinks – 2.2%
Dr Pepper Snapple Group, Inc.	147	5,712

Specialty Chemicals – 0.5%
LyondellBasell Industries N.V., Class A	60	1,461

Systems Software – 2.3%
Symantec Corporation (A)	358	5,837

Tobacco – 1.4%
Philip Morris International Inc.	55	3,450

TOTAL COMMON STOCKS – 91.8%		$233,516
(Cost: $271,378)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 5.2%
Shell International Finance B.V. and Royal Dutch Shell plc (GTD by Royal Dutch Shell plc),
0.070%, 10–24–11 (C)	$3,000	3,000
Verizon Communications Inc.,
0.310%, 10–4–11 (C)	3,000	3,000
Wisconsin Electric Power Co.,
0.120%, 10–3–11 (C)	7,269	7,269

		13,269

Master Note – 1.2%
Toyota Motor Credit Corporation,
0.113%, 10–3–11 (D)	2,992	2,992

TOTAL SHORT-TERM SECURITIES – 6.4%		$16,261
(Cost: $16,261)

TOTAL INVESTMENT SECURITIES – 98.2%		$249,777
(Cost: $287,639)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.8%	4,505

NET ASSETS – 100.0%	$254,282

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$233,516	$—	$—
Short-Term Securities	—	16,261	—
Total	$233,516	$16,261	$—
Liabilities
Written Options	$439	$9	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

The following written options were outstanding at September 30, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
American Capital Agency Corp.	N/A	Call	2,953	October 2011	$30.00	$49	$(7)
CVS Corporation:	N/A	Call	383	January 2012	39.00	23	(16)
	N/A	Call	383	January 2012	40.00	16	(11)
	N/A	Call	766	January 2012	41.00	22	(14)
Invesco Mortgage Capital, Inc.	N/A	Call	180	October 2011	17.50	3	— *
Johnson & Johnson:	N/A	Put	220	October 2011	60.00	13	(14)
	N/A	Put	220	October 2011	62.50	21	(27)
LyondellBasell Industries N.V., Class A	N/A	Put	412	October 2011	28.00	39	(176)
Marathon Oil Corporation	N/A	Put	417	October 2011	22.00	16	(62)
PPL Corporation	Deutsche Banc Alex. Brown Inc.	Call	247	November 2011	30.00	9	(9)
TRW Automotive Holdings Corp.	N/A	Put	339	October 2011	35.00	31	(112)
						$242	$(448)

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Rate shown is the yield to maturity at September 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

REIT	= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$286,936

Gross unrealized appreciation	14,150
Gross unrealized depreciation	(51,309)

Net unrealized depreciation	$(37,159)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds Variable Insurance Portfolios
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 21, 2011

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 21, 2011